SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                X
                                                                     -----

         File No. 33-65170:

         Pre-Effective Amendment No.____

         Post-Effective Amendment No._6_

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        X
                                                                     -----

         File No. 811-7822:

         Amendment No._7_


         AMERICAN CENTURY INVESTMENT TRUST
         (Exact Name of Registrant as Specified in Charter)

         4500 Main Street, Kansas City, MO  64111
         (Address of Principal Executive Offices)

         Registrant's Telephone Number, including Area Code:  (816) 531-5575

         Douglas A. Paul
         Vice President, Secretary
         and General Counsel
         1665 Charleston Road, Mountain View, CA  94043
         (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Immediately, upon effectiveness (first offered 11/17/93)

It is proposed that this filing become effective:

   _____  immediately upon filing pursuant to paragraph (b) of Rule 485
   __X__  on June 1, 1998 pursuant to paragraph (b) of Rule 485
   _____  60 days after filing pursuant to paragraph (a) of Rule 485
   _____  on (date) pursuant to paragraph (a)(1) of Rule 485
   _____  75 days after filing pursuant to paragraph (a) (2) of Rule 485
   _____  on (date) pursuant to paragraph (a)(2) of Rule 485

--------------------------------------------------------------------------------
Registrant has elected to register an indefinite number of shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. On April 23, 1998, the Registrant filed a Rule 24f-2 Notice on Form 24f-2 with respect to its fiscal year ended February 28, 1998.

================================================================================
                              CROSS REFERENCE SHEET

--------------------------------------------------------------------------------

         N-1A Item No.              Location
         -------------              --------
PART A

Item 1. Cover Page                  Cover Page
Item 2. Synopsis                    Transaction and Operating
                                    Expense Table
Item 3. Condensed Financial         Financial Highlights
          Information
Item 4. General Description         Investment Policies of
          Registrant                the Funds; Risk Factors;
                                    Other Investment
                                    Practices, Their Characteristics
                                    and Risks; Performance
                                    Advertising; Distribution
                                    of Fund Shares; Further
                                    Information About
                                    American Century
Item 5. Management of the           Management
        Fund
Item 6. Capital Stock and           Further Information About
        Other Securities            American Century, How to Redeem Shares,
                                    Cover Page, Distributions, Taxes
Item 7. Purchase of Securities      How to Open An Account;
        Being Offered               How to Exchange From One
                                    Account to Another;
                                    Share Price; Distributions;
Item 8. Redemption                  How to Redeem Shares;
                                    Signature Guarantee
Item 9. Pending Legal               N/A
        Proceedings


--------------------------------------------------------------------------------
PART B
--------------------------------------------------------------------------------

Item 10. Cover Page                 Cover Page
Item 11. Table of Contents          Table of Contents
Item 12. General Information        N/A
Item 13. Investment Objectives      Investment Policies and Techniques;
         and Policies               Investment Restrictions;
                                    Portfolio Transactions
Item 14. Management of the          Officers and Trustees
         Registrant
Item 15. Control Persons            Additional Purchase and Redemption
         and Principal              Information
         Holders of Securities
Item 16. Investment Advisory        Management;
         and Other Services         Custodians
Item 17. Brokerage Allocation       Brokerage;
                                    Performance Advertising
Item 18. Capital Stock and          Capital Stock;
         Other Securities           Multiple Class Structure
Item 19. Purchase, Redemption       N/A
         and Pricing of
         Securities Being
         Offered
Item 20. Tax Status                 N/A
Item 21. Underwriters               Additional Purchase and Redemption
                                    Information
Item 22. Calculation of Yield       Performance Advertising
         Quotations of Money
         Market Funds
Item 23. Financial Statements       Financial Statements

                                   PROSPECTUS

                        [american century logo(reg. sm)]
                                    American
                                Century(reg.tm)


                                 JUNE 1, 1998


                                    BENHAM
                                 GROUP(reg.tm)

                              Prime Money Market

INVESTOR CLASS


                         AMERICAN CENTURY INVESTMENTS
                                FAMILY OF FUNDS

    American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find the funds that may meet your investment needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.


                       AMERICAN CENTURY INVESTMENTS
-------------------------------------------------------------------------------
        Benham                American Century          Twentieth Century
        Group                      Group                      Group
-------------------------------------------------------------------------------
   MONEY MARKET FUNDS         ASSET ALLOCATION &           GROWTH FUNDS
 GOVERNMENT BOND FUNDS          BALANCED FUNDS          INTERNATIONAL FUNDS
 DIVERSIFIED BOND FUNDS   CONSERVATIVE EQUITY FUNDS
  MUNICIPAL BOND FUNDS         SPECIALTY FUNDS
-------------------------------------------------------------------------------
      Prime Money
         Market



                                  PROSPECTUS


                                 JUNE 1, 1998


                              Prime Money Market

                                INVESTOR CLASS


                       AMERICAN CENTURY INVESTMENT TRUST

    American Century Investment Trust is a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. One of the money market funds from our Benham Group is described in this Prospectus. Its investment objective is listed on page 2 of the Prospectus. The other funds are described in separate prospectuses.

    Through its Investor Class of shares, American Century offers investors a full line of no-load funds, investments that have no sales charges or commissions.

    This Prospectus gives you information about the fund that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated June 1, 1998, and filed with the Securities and Exchange Commission (SEC). It is incorporated into this Prospectus by reference. To obtain a copy without charge, call or write:


                          AMERICAN CENTURY INVESTMENTS
                       4500 Main Street * P.O. Box 419200
                Kansas City, Missouri 64141-6200 * 1-800-345-2021
                        International calls: 816-531-5575
                     Telecommunications Device for the Deaf:
                   1-800-634-4113 * In Missouri: 816-444-3485
                             www.americancentury.com

    Additional information, including this Prospectus and the Statement of Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



PROSPECTUS                                                                1


                       INVESTMENT OBJECTIVE OF THE FUND

AMERICAN CENTURY-BENHAM
PRIME MONEY MARKET FUND


    The fund's investment objective is to seek the highest level of current income consistent with the preservation of capital.


    The fund buys high-quality, U.S. dollar-denominated money market instruments and other short-term obligations of banks, governments and corporations.

    INVESTMENTS IN THE FUND ARE NOT INSURED NOR ARE THEY GUARANTEED BY THE U.S. GOVERNMENT OR ANY OTHER AGENCY. THERE IS NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A $1.00 SHARE PRICE.

  There is no assurance that the fund will achieve its investment objective.

NO PERSON IS AUTHORIZED BY THE FUND TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUND, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.


2      INVESTMENT OBJECTIVE                   AMERICAN CENTURY INVESTMENTS


                               TABLE OF CONTENTS

Investment Objective of the Fund ..........................................    2
Transaction and Operating Expense Table ...................................    4
Financial Highlights ......................................................    5

INFORMATION REGARDING THE FUND

Investment Policies of the Fund ...........................................    6
    Eligible Investments ..................................................    6
    Portfolio Investment Quality and
      Maturity Criteria ...................................................    6
    Diversification .......................................................    7
    Industry Concentration ................................................    7
Risk Factors and Investment Techniques ....................................    7
    Corporate Obligations .................................................    7
    Bank Obligations ......................................................    7
    Government Obligations ................................................    8
    Variable and Floating-Rate Instruments ................................    8
    Rule 144A Securities ..................................................    8
    U.S. Dollar-Denominated Foreign Securities ............................    9
Other Investment Practices, Their Characteristics
  and Risks ...............................................................    9
    Repurchase Agreements .................................................    9
    When-Issued Securities ................................................    9
    Borrowing .............................................................    9
    Other Techniques ......................................................    9
Performance Advertising ...................................................    9

HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS


American Century Investments ..............................................   11
Investing in American Century .............................................   11
How to Open an Account ....................................................   11
          By Mail .........................................................   11
          By Wire .........................................................   11
          By Exchange .....................................................   12
          In Person .......................................................   12
    Subsequent Investments ................................................   12
          By Mail .........................................................   12
          By Telephone ....................................................   12
          By Online Access ................................................   12
          By Wire .........................................................   12
          In Person .......................................................   12
    Automatic Investment Plan .............................................   12
How to Exchange from One Account to Another ...............................   12
          By Mail .........................................................   13
          By Telephone ....................................................   13
          By Online Access ................................................   13
How to Redeem Shares ......................................................   13
          By Mail .........................................................   13
          By Telephone ....................................................   13
          By Check-A-Month ................................................   13
          Other Automatic Redemptions .....................................   13
    Redemption Proceeds ...................................................   13
          By Check ........................................................   13
          By Wire and ACH .................................................   13
    Redemption of Shares in Low-Balance Accounts ..........................   14
Signature Guarantee .......................................................   14
Special Shareholder Services ..............................................   14
          Automated Information Line ......................................   14
          Online Account Access ...........................................   14
          CheckWriting ....................................................   14
          Tax-Qualified Retirement Plans ..................................   15
Important Policies Regarding Your Investments .............................   15
Reports to Shareholders ...................................................   16
Employer-Sponsored Retirement Plans and
    Institutional Accounts ................................................   16


ADDITIONAL INFORMATION YOU SHOULD KNOW


Share Price ...............................................................   17
    When Share Price Is Determined ........................................   17
    How Share Price Is Determined .........................................   17
    Where to Find Yield Information .......................................   18
Distributions .............................................................   18
Taxes .....................................................................   18
    Tax-Deferred Accounts .................................................   18
    Taxable Accounts ......................................................   18
Management ................................................................   19
    Investment Management .................................................   19
    Code of Ethics ........................................................   20
    Transfer and Administrative Services ..................................   20
    Year 2000 Issues ......................................................   21
Distribution of Fund Shares ...............................................   21
Further Information About American Century ................................   21



PROSPECTUS                                        TABLE OF CONTENTS       3


                    TRANSACTION AND OPERATING EXPENSE TABLE

                                                                  Prime Money
                                                                     Market

SHAREHOLDER TRANSACTION EXPENSES:

Maximum Sales Load Imposed on Purchases ............................  none
Maximum Sales Load Imposed on Reinvested Dividends .................  none
Deferred Sales Load ................................................  none
Redemption Fee(1) ..................................................  none
Exchange Fee .......................................................  none


ANNUAL FUND OPERATING EXPENSES:
(as a percentage of average net assets)

Management Fees(2) ................................................. 0.60%
12b-1 Fees .........................................................  none
Other Expenses(3) .................................................. 0.00%
Total Fund Operating Expenses (net of expense limitation) .......... 0.60%


EXAMPLE:

You would pay the following expenses on a                   1 year     $ 6
$1,000 investment, assuming a 5% annual return and         3 years      19
redemption at the end of each time period:                 5 years      33
                                                          10 years      75

(1) Redemption proceeds sent by wire are subject to a $10 processing fee.


(2) A portion of the management fee may be paid by the manager to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the manager. See "Management-Transfer and Administrative Services," page 20.

(3) Other Expenses, which includes the fees and expenses (including legal counsel fees) of those trustees who are not "interested persons" as defined in the Investment Company Act of 1940 (the Investment Company Act), are expected to be less than 0.01 of 1% of the average net assets for the current fiscal year.


    The purpose of this table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the class of shares of the fund offered by this Prospectus. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by SEC regulations.

    NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


    The shares offered by this Prospectus are Investor Class shares and have no up-front or deferred sales charges, commissions, or 12b-1 fees. The fund offers one other class of shares, primarily to institutional investors, that has a different fee structure than the Investor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. A difference in fees will result in different performance for the other class. For additional information about the various classes, see "Further Information About American Century," page 21.



4    TRANSACTION AND OPERATING EXPENSE TABLE    AMERICAN CENTURY INVESTMENTS



                             FINANCIAL HIGHLIGHTS
                              PRIME MONEY MARKET

  The Financial Highlights for the fiscal year ended February 28, 1998, have been audited by Coopers & Lybrand L.L.P., independent accountants, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The Financial Highlights for the periods ended on or before February 28, 1997, have been audited by other independent accountants. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended
February 28, except as noted.

                                        1998          1997          1996(1)         1995         1994(2)

PER-SHARE DATA

Net Asset Value,
Beginning of Period .................   $1.00         $1.00         $1.00          $1.00          $1.00
                                      --------      --------      --------       --------       --------
Income From
Investment Operations

  Net Investment Income .............   0.05          0.05           0.06           0.05          0.01
                                      --------      --------      --------       --------       --------
Distributions

  From Net
  Investment Income .................  (0.05)        (0.05)         (0.06)        (0.05)         (0.01)
                                      --------      --------      --------       --------       --------
Net Asset Value, End of Period ......   $1.00         $1.00         $1.00          $1.00         $1.00
                                      ========      ========      ========       ========       ========
  TOTAL RETURN(3) ...................   5.29%         5.04%          5.60%         4.93%          0.96%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets ...............   0.50%         0.50%          0.48%          0.04%           -

Ratio of Operating Expenses
to Average Net Assets
(Before Expense Waiver) .............   0.63%         0.63%          0.62%          0.71%       1.49%(4)

Ratio of Net Investment Income
to Average Net Assets ...............   5.17%         4.92%          5.43%          5.28%       3.35%(4)

Ratio of Net Investment Income
to Average Net Assets
(Before Expense Waiver) .............   5.04%         4.79%          5.29%          4.61%       1.86%(4)

Net Assets, End of Period
(in thousands) ......................$1,417,311    $1,211,990     $1,270,653     $1,509,863      $75,168

(1) Year Ended February 29, 1996.

(2) November 17, 1993 (inception) through February 28, 1994.

(3) Total return assumes reinvestment of dividends, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.



PROSPECTUS                                 FINANCIAL HIGHLIGHTS      5


                        INFORMATION REGARDING THE FUND

INVESTMENT POLICIES OF THE FUND

    The fund has adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objective of the fund identified on page 2 of this Prospectus, and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The fund has implemented additional investment policies and practices to guide its activities in the pursuit of its investment objective. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.


    For an explanation of the securities ratings referred to in the following discussion, see an explanation of fixed income securities ratings under "Other Information" in the Statement of Additional Information.


ELIGIBLE INVESTMENTS

    The fund buys high-quality (first-tier), U.S. dollar-denominated money market instruments and other short-term obligations of banks, governments, and corporations. Some of the fund's possible investments are listed in the following table. The obligations referenced in the table and the risks associated with investing in them are described in the section titled "Risk Factors and Investment Techniques," which begins on page 7.

--------------------------------------------------------------------------------
Issuers                                   Types of Obligations
--------------------------------------------------------------------------------
Domestic and foreign financial            Negotiable certificates of
institutions (e.g., banks, broker-        deposit, bankers' acceptances,
dealers, insurance companies,             bank notes, and commercial
leasing and financing                     paper (including floating-rate
corporations)                             agency securities)
--------------------------------------------------------------------------------
Domestic and foreign                      Commercial paper and short-
nonfinancial corporations                 term corporate debt obligations
                                          (including fixed- and
                                          variable-rate notes and
                                          bonds)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Issuers                                   Types of Obligations
--------------------------------------------------------------------------------
U.S. government and its                   U.S. Treasury bills, notes,
agencies and instrumentalities            bonds, and U.S. government
                                          agency obligations (including
                                          floating-rate agency securities)
--------------------------------------------------------------------------------
Foreign governments                       Commercial paper and
and their agencies and                    discount notes
instrumentalities
--------------------------------------------------------------------------------

PORTFOLIO INVESTMENT QUALITY  AND MATURITY CRITERIA

    The manager follows regulatory guidelines on quality and maturity for the fund's investments, which are designed to help maintain a stable $1.00 share price. In particular, the fund:

  (1) Buys only U.S. dollar-denominated obligations with remaining maturities of 13 months or less (and variable- and floating-rate obligations with demand features that effectively shorten their maturities to 13 months or less);

  (2) Maintains a dollar-weighted average portfolio maturity of 90 days or less;


  (3) Restricts its investments to high-quality obligations determined by the manager to present minimal credit risks, pursuant to guidelines established by the Board of Trustees.


    To be considered high-quality, an obligation must be one of the following:

  (1)    A U.S. government obligation;

  (2) Rated (or issued by an issuer rated with respect to a class of short-term debt obligations) within the two highest rating categories for short-term debt obligations by at least two nationally recognized statistical rating organizations (rating agencies) (or one if only one has rated the obligation);

  (3) An unrated obligation judged by the manager, pursuant to guidelines established by the Board of Trustees, to be of comparable quality.

    The fund intends to buy only obligations that are designated as first-tier securities as defined by the SEC; that is, securities with the highest rating.


6      INFORMATION REGARDING THE FUND         AMERICAN CENTURY INVESTMENTS


    The acquisition of securities that are unrated or rated by only one rating agency must be approved or ratified by the Board of Trustees.

DIVERSIFICATION

    In order to reduce investment risks, the manager is required by law to diversify the fund's investment portfolio. As a general rule, the manager may not invest more than 5% of the fund's total assets in securities issued by a single institution. In addition, the fund must also limit its investments in securities subject to puts of a single institution.

    This policy does not apply to U.S. government securities, in which the fund may invest without limitation. See the Statement of Additional Information for a more detailed description.

INDUSTRY CONCENTRATION

    Under normal market conditions, 25% or more of the fund's total assets are invested in obligations of issuers in the financial services industry. This industry concentration reflects that of the markets in which the fund invests. More than half of the markets' commercial paper is issued by companies or organizations in the financial services industry.

    For temporary defensive purposes, less than 25% of the fund's total assets may be invested in obligations of issuers in the financial services industry. The manager will not invest more than 25% of the fund's total assets in any other industry.

RISK FACTORS AND INVESTMENT TECHNIQUES

    The fund may be appropriate for investors who seek to (1) earn income at current money market rates while preserving their investments; (2) use the fund as part of a long-term, balanced investment portfolio consisting of money market instruments, bonds, and stocks; or (3) use the fund to place investment monies as part of a dollar-cost averaging investment program.

    Because the fund emphasizes stability, it will not generate as much income as a bond fund. No single fund constitutes a balanced investment plan.

    Corporations and governments address their short-term borrowing and cash-flow management needs in a highly liquid, worldwide financial market called the "money market." The following is a brief description of the types of money market instruments the fund may buy.

CORPORATE OBLIGATIONS

    Commercial paper is issued by large corporations to raise cash. The maximum maturity for commercial paper is 270 days, although most commercial paper is issued with maturities of 60 days or less. Commercial paper is offered at a discount with its full face value paid at maturity.

    Although commercial paper rates generally fluctuate with the value of the London Interbank Offered Rate (LIBOR), Treasury bills, bankers' acceptances, and certificates of deposit, they are also influenced by (1) the issuer's size and credit rating and (2) the commercial paper maturity date.

    Smaller or lower-rated corporations may tap the commercial paper market through asset-backed commercial paper programs. In a typical program, a special purpose corporation (a SPC), created and/or serviced by a bank, uses the proceeds from an issuance of commercial paper to purchase receivables from one or more corporations (sellers). The sellers transfer their interest in the cash flow from the receivables to the SPC, and this cash is used to pay interest and repay principal on the commercial paper. Letters of credit may be available to cover the risk that the cash flow from the receivables will not be sufficient to cover the maturing commercial paper.

    The fund may purchase corporate notes and bonds with remaining maturities of 13 months or less in the secondary market provided that each of these securities has characteristics consistent with regulatory requirements for money market funds.

BANK OBLIGATIONS

    Negotiable certificates of deposit (CDs) evidence a bank's obligation to repay money deposited with it for a specified period of time. The table below identifies the types of CDs the fund may buy.

--------------------------------------------------------------------------------
CD Type                                   Issuer
--------------------------------------------------------------------------------
Domestic                                  Domestic offices of U.S. banks
--------------------------------------------------------------------------------
Yankee                                    U.S. branches of foreign banks
--------------------------------------------------------------------------------
Eurodollar                                Issued in London by U.S.,
                                          Canadian, European, and
                                          Japanese banks
--------------------------------------------------------------------------------
Schedule B                                Canadian subsidiaries of
                                          non-Canadian banks
--------------------------------------------------------------------------------


PROSPECTUS                           INFORMATION REGARDING THE FUND       7


    Bankers' acceptances are used to finance foreign commercial trade. Issued by a bank with an importer's name on them, these instruments allow the importer to back up its own pledge to pay for imported goods with a bank's obligation to cover the transaction if the importer fails to do so.

    Bank notes are senior unsecured promissory notes issued in the United States by domestic commercial banks.

    The bank obligations the fund may buy generally are not insured by the FDIC or any other insurer.

GOVERNMENT OBLIGATIONS

    U.S. Treasury securities differ from one another in their interest rates, maturities, and issuance and interest payment schedules. Treasury bills have initial maturities of one year or less; Treasury notes, two to ten years; and Treasury bonds, more than ten years.

    A number of U.S. government agencies and government-sponsored organizations issue debt securities. These agencies generally are created by Congress to fulfill a specific need, such as providing credit for home buyers or farmers. Among these agencies are the Federal Home Loan Banks, the Federal Farm Credit System, the Student Loan Marketing Association, and the Resolution Funding Corporation.

    Some obligations issued or guaranteed by U.S. government agencies or instrumentalities are supported by the full faith and credit of the U.S. government; others are supported by the right of the issuer to borrow from the Treasury; others are supported by the U.S. government's discretionary authority to purchase certain obligations of the agency or instrumentality, and others are supported only by the credit of the issuing agency or instrumentality.

    Supranational organizations (generally, multilateral lending institutions, or MLIs) are created by governments to promote economic reconstruction and development. An MLI's creditworthiness is based not only on its own financial performance, but on the willingness and ability of member governments to support its lending activities.

    While maintaining strict financial controls to ensure liquidity and strong creditworthiness, MLIs finance their operations in the same manner as any other financial institution, with a combination of short- and long-term debt obligations. Short-term debt is usually issued in the form of short-term discount notes and commercial paper.

VARIABLE AND FLOATING-RATE INSTRUMENTS

    Variable-  and   floating-rate   instruments  are  issued  by  corporations,
financial institutions, and government agencies and instrumentalities.

    Floating-rate instruments have interest rates that change whenever there is a change in a designated base rate, whereas variable-rate instruments provide for specified periodic interest rate adjustments. The interest rate on variable- and floating-rate instruments is ordinarily determined by reference to (or is a percentage of) an objective standard, such as the Federal Funds effective rate, the 90-day U.S. Treasury bill rate, or LIBOR.

    Although the fund typically limits its investments to securities with remaining maturities of 13 months or less, it may invest in variable- and floating-rate instruments that have nominal (or stated) maturities in excess of 13 months, provided that such instruments (1) have demand features consistent with regulatory requirements for money market funds, or (2) are securities issued by the U.S. government or a U.S. government agency that meet certain regulatory requirements for money market funds.

RULE 144A SECURITIES

    The fund may, from time to time, purchase Rule 144A securities when they present attractive investment opportunities that otherwise meet the fund's criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.


    With respect to securities eligible for resale under Rule 144A, the staff of the SEC has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Trustees to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. The staff also acknowledges that, while the Board retains ultimate responsibility, it may delegate this function to the manager. Accordingly, the Board has established guidelines and



8    INFORMATION REGARDING THE FUND            AMERICAN CENTURY INVESTMENTS


procedures for determining the liquidity of Rule 144A securities and has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the manager. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

    Since the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A security that is illiquid. In such an event, the fund's manager will consider appropriate remedies to minimize the effect on such fund's liquidity. No fund may invest more than 10% of its assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares).

U.S. DOLLAR-DENOMINATED FOREIGN SECURITIES

    The fund invests exclusively in U.S. dollar-denominated instruments, some of which may be issued by foreign entities as described in the table on page 6. Consequently, the fund may be subject to risks different than those incurred by a fund that invests only in debt obligations of domestic issuers.


    Currently, the only securities held outside the United States in which the fund expects to invest are EuroCDs, which are held in England. As a result, the fund's exposure to these foreign investment risks is expected to be lower than funds that invest more broadly in securities held outside the United States. Regulatory limits specified in the section titled "Portfolio Investment Quality and Maturity Criteria" on page 6 apply equally to securities of foreign and domestic issuers.


OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS
AND RISKS


    For additional information, see "Investment Restrictions" in the Statement of Additional Information.


REPURCHASE AGREEMENTS

    The fund may enter into repurchase agreements, collateralized by U.S. government securities, with banks or broker-dealers that are deemed to present minimum credit risk. A repurchase agreement involves the purchase of a security and a simultaneous agreement to sell the security back to the seller at a higher price. At the direction of the Board of Trustees, the manager has established procedures to minimize potential losses due to credit risk. Delays or losses could result if the other party to the agreement defaults or becomes bankrupt.

WHEN-ISSUED SECURITIES


    The fund may sometimes purchase new issues of securities on a when-issued basis or forward commitment basis when, in the opinion of the manager, such purchases will further the investment objective of the fund. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. A separate account for each fund consisting of cash or appropriate liquid assets in an amount at least equal to the when-issued commitments will be established and maintained with the custodian. No income will accrue to the fund prior to delivery.


BORROWING

    The fund may borrow money only for temporary or emergency purposes. Borrowings are not expected to exceed 5% of the fund's total assets.

OTHER TECHNIQUES

    The manager may buy other types of securities or employ other portfolio management techniques on behalf of a fund including reverse repurchase agreements. When SEC guidelines require it to do so, the fund will set aside cash or appropriate liquid assets in a segregated account to cover the fund's obligations.


PERFORMANCE ADVERTISING

    From time to time, the fund may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return, yield and effective yield. Performance data may be quoted separately for the Investor Class and for the other class.



PROSPECTUS                           INFORMATION REGARDING THE FUND       9


    Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.

    A quotation of yield reflects the fund's income over a stated period expressed as a percentage of its share price. Yield is calculated by measuring the income generated by an investment in the fund over a seven-day period (net of fund expenses). This income is then annualized, that is, the amount of income generated by the investment over the seven-day period is assumed to be generated over each similar period each week throughout a full year and is shown as a percentage of the investment. The effective yield is calculated in a similar manner but, when annualized, the income earned by the investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect on the assumed reinvestment.

    Yields are calculated according to accounting methods that are standardized in accordance with SEC rules for all stock and bond funds. Because yield accounting methods differ from the methods used for other accounting purposes, a fund's yield may not equal the income paid on its shares or the income reported in the fund's financial statements.


    The fund also may include in advertisements data comparing its performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations such as Lipper Analytical Services or IBC's Money Fund Report and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performance including the IBC's Money Fund Average and Bank Rate Monitor National Index of 2 (1)/(2) year CD rates. Fund performance also may be compared, on a relative basis, to other funds in our fund family. This relative comparison, which may be based upon historical fund performance or historical or expected volatility or other fund characteristics, may be presented numerically, graphically or in text. Fund performance also may be combined or blended with other funds in our fund family, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.


    All performance information advertised by the fund is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.


10      INFORMATION REGARDING THE FUND         AMERICAN CENTURY INVESTMENTS


                HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

AMERICAN CENTURY INVESTMENTS

    The fund offered by this prospectus is a part of the American Century Investments family of mutual funds. Our family provides a full range of investment opportunities, from the aggressive equity growth funds in our Twentieth Century Group, to the fixed income funds in our Benham Group, to the moderate risk and specialty funds in our American Century Group. Please call 1-800-345-2021 for a brochure or prospectuses for the other funds in the American Century Investments family.


    To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will eliminate duplicate copies of most financial reports and prospectuses to most households and deliver account statements to most households in a single envelope, even if they have more than one account. If you would like additional copies of financial reports and prospectuses or separate mailing of account statements, please call us.


INVESTING IN AMERICAN CENTURY

    The following sections explain how to invest in American Century funds, including purchases, redemptions, exchanges and special services. You will find more detail about doing business with us by referring to the Investor Services Guide that you will receive when you open an account.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or through a bank, broker-dealer or other financial intermediary, the following sections, as well as the information contained in our Investor Services Guide, may not apply to you. Please read "Employer-Sponsored Retirement Plans and Institutional Accounts," page 16.

HOW TO OPEN AN ACCOUNT

    To open an account, you must complete and sign an application, furnishing your taxpayer identification number. (You must also certify whether you are subject to withholding for failing to report income to the IRS.) Investments received without a certified taxpayer identification number will be returned.

    The minimum investment is $2,500 [$1,000 for IRA accounts].

    The minimum investment requirements may be different for some types of retirement accounts. Call one of our Investor Services Representatives for information on our retirement plans, which are available for individual investors or for those investing through their employers.

    Please note: If you register your account as belonging to multiple owners (e.g., as joint tenants), you must provide us with specific authorization on your application in order for us to accept written or telephone instructions from a single owner. Otherwise, all owners will have to agree to any transactions that involve the account (whether the transaction request is in writing or over the telephone).

    You may invest in the following ways:

BY MAIL

    Send a completed application and check or money order payable in U.S. dollars to American Century Investments.

BY WIRE

    You may make your initial  investment by wiring funds.  To do so, call us or
mail  a  completed   application  and  provide  your  bank  with  the  following information:

*  RECEIVING BANK AND ROUTING NUMBER:
   Commerce Bank, N.A. (101000019)

*  BENEFICIARY (BNF):
   American Century Services Corporation
   4500 Main St., Kansas City, Missouri 64111

*  BENEFICIARY ACCOUNT NUMBER (BNF ACCT):
   2804918

*  REFERENCE FOR BENEFICIARY (RFB):
   American Century account number into which you are investing. If more than one, leave blank and see Bank to Bank Information below.


PROSPECTUS          HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS       11


*  ORIGINATOR TO BENEFICIARY (OBI):
   Name and address of owner of account into which you are investing.

*  BANK TO BANK INFORMATION
   (BBI OR FREE FORM TEXT):

    * Taxpayer identification or Social Security number.

    * If more than one account, account numbers and amount to be invested in each account.


    * Current tax year, previous tax year or rollover designation if an IRA. Specify whether traditional IRA, Roth IRA, Education IRA, SEP-IRA, SARSEP-IRA, SIMPLE Employer or SIMPLE Employee.


BY EXCHANGE

    Call 1-800-345-2021 from 7 a.m. to 7 p.m. Central time to get information on opening an account by exchanging from another American Century account. See this page for more information on exchanges.

IN PERSON

    If you prefer to work with a representative in person, please visit one of our Investor Centers, located at:

    4500 Main Street
    Kansas City, Missouri 64111

    4917 Town Center Drive
    Leawood, Kansas 66211

    1665 Charleston Road
    Mountain View, California 94043

    2000 S. Colorado Blvd.
    Denver, Colorado 80222

SUBSEQUENT INVESTMENTS


    Subsequent investments may be made by an automatic bank, payroll or government direct deposit (see "Automatic Investment Plan," this page) or by any of the methods below. The minimum investment requirement for subsequent investments is $250 for checks submitted without the investment slip portion of a previous statement or confirmation and $50 for all other types of subsequent investments.


BY MAIL

    When making subsequent investments, enclose your check with the investment slip portion of a previous statement or confirmation. If the investment slip is not available, indicate your name, address and account number on your check or a separate piece of paper. (Please be aware that the investment minimum for subsequent investments is higher without an investment slip.)

BY TELEPHONE

    Once your account is open, you may make investments by telephone if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account. You may call an Investor Services Representative or use our Automated Information Line.

BY ONLINE ACCESS

    Once your account is open, you may make investments online if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account.

BY WIRE

    You may make subsequent investments by wire. Follow the wire transfer instructions on page 11 and indicate your account number.

IN PERSON

    You may make subsequent investments in person at one of our Investor Centers. The locations of our Investor Centers are listed on this page.

AUTOMATIC INVESTMENT PLAN

    You may elect on your application to make investments automatically by authorizing us to draw on your bank account regularly. Such investments must be at least the equivalent of $50 per month. You also may choose an automatic payroll or government direct deposit. If you are establishing a new account, check the appropriate box under "Automatic Investments" on your application to receive more information. If you would like to add a direct deposit to an existing account, please call an Investor Services Representative.

HOW TO EXCHANGE FROM ONE ACCOUNT TO ANOTHER

    As long as you meet any minimum investment requirements, you may exchange your fund shares to our other funds up to six times per year per account. An exchange request will be processed as of the same


12 HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS  AMERICAN CENTURY INVESTMENTS


day it is received, if it is received before the fund's net asset values are calculated, which is one hour prior to the close of the New York Stock Exchange for funds issued by American Century Target Maturities Trust and at the close of the Exchange for all of our other funds. See "When Share Price Is Determined," page 17.

    For any single exchange, the shares of each fund being acquired must have a value of at least $100. However, we will allow investors to set up an Automatic Exchange Plan between any two funds in the amount of at least $50 per month. See our Investor Services Guide for further information about exchanges.

BY MAIL

    You may direct us in writing to exchange your shares from one American Century account to another. For additional information, please see our Investor Services Guide.

BY TELEPHONE

    You can make exchanges over the telephone (either with an Investor Services Representative or using our Automated Information Line--see page 14) if you have authorized us to accept telephone instructions. You can authorize this by selecting "Full Services" on your application or by calling us at 1-800-345-2021 to get the appropriate form.

BY ONLINE ACCESS

    You can make exchanges online if you have authorized us to accept instructions over the Internet. You can authorize this by selecting "Full Services" on your application or by calling us at 1-800-345-2021 to get the appropriate form.

HOW TO REDEEM SHARES

    We will redeem or "buy back" your shares at any time. Redemptions will be made at the next net asset value determined after a complete redemption request is received.

    Please note that a request to redeem shares in an IRA or 403(b) plan must be accompanied by an executed IRS Form W4-P and a reason for withdrawal as specified by the IRS.

BY MAIL

    Your written instructions to redeem shares may be made either by a redemption form, which we will send you upon request, or by a letter to us. Certain redemptions may require a signature guarantee. Please see "Signature Guarantee," page 14.

BY TELEPHONE

    If you have authorized us to accept telephone instructions, you may redeem your shares by calling an Investor Services Representative.

BY CHECK-A-MONTH


    You may redeem shares by Check-A-Month. A Check-A-Month plan automatically redeems enough shares each month to provide you with a check in an amount you choose (minimum $50). To set up a Check-A-Month plan, please call and request our Check-A-Month brochure.


OTHER AUTOMATIC REDEMPTIONS


    You may elect to make redemptions automatically by authorizing us to send funds to you or to your account at a bank or other financial institution. To set up automatic redemptions, call an Investor Services Representative.


REDEMPTION PROCEEDS

    Please note that shortly after a purchase of shares is made by check or electronic draft (also known as an ACH draft) from your bank, we may wait up to 15 days or longer to send redemption proceeds (to allow your purchase funds to clear). No interest is paid on the redemption proceeds after the redemption is processed but before your redemption proceeds are sent.

    Redemption proceeds may be sent to you in one of the following ways:

BY CHECK

    Ordinarily, all redemption checks will be made payable to the registered owner of the shares and will be mailed only to the address of record. For more information, please refer to our Investor Services Guide.

BY WIRE AND ACH

    You may authorize us to transmit redemption proceeds by wire or ACH. These services will be effective 15 days after we receive the authorization.


PROSPECTUS          HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS       13


    Your bank will usually receive wired funds within 48 hours of transmission. Funds transferred by ACH may be received up to seven days after transmission. Wired funds are subject to a $10 fee to cover bank wire charges, which is deducted from redemption proceeds. Once the funds are transmitted, the time of receipt and the funds' availability are not under our control.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS


    Whenever the shares held in an account have a value of less than the required minimum, a letter will be sent advising you to bring the value of the shares held in the account up to the minimum. If action is not taken within 90 days of the letter's date, the shares held in the account will be redeemed and the proceeds from the redemption will be sent by check to your address of record. We reserve the right to increase the investment minimums.


SIGNATURE GUARANTEE

    To protect your accounts from fraud, some transactions will require a signature guarantee. Which transactions will require a signature guarantee will depend on which service options you elect when you open your account. For example, if you choose "In Writing Only," a signature guarantee is required when:

    *    redeeming more than $25,000; or

    * establishing or increasing a Check-A-Month or automatic transfer on an existing account.

    You can obtain a signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

    For a more in-depth explanation of our signature guarantee policy, or if you live outside the United States and would like to know how to obtain a signature guarantee, please consult our Investor Services Guide.

    We reserve the right to require a signature guarantee on any transaction, or to change this policy at any time.

SPECIAL SHAREHOLDER SERVICES

    We offer several service options to make your account easier to manage. These are listed on the account application. Please make note of these options and elect the ones that are appropriate for you. Be aware that the "Full Services" option offers you the most flexibility. You will find more information about each of these service options in our Investor Services Guide.

    Our special shareholder services include:

AUTOMATED INFORMATION LINE

    We offer an Automated Information Line, 24 hours a day, seven days a week, at 1-800-345-8765. By calling the Automated Information Line, you may listen to fund prices, yields and total return figures. You may also use the Automated Information Line to make investments into your accounts (if we have your bank information on file) and obtain your share balance, value and most recent transactions. If you have authorized us to accept telephone instructions, you also may exchange shares from one fund to another via the Automated Information Line. Redemption instructions cannot be given via the Automated Information Line.

ONLINE ACCOUNT ACCESS

    You may contact us 24 hours a day, seven days a week, at www.americancentury.com to access daily share prices, receive updates on major market indices and view historical performance of the fund. If you select "Full Services" on your application, you can use your personal access code and Social Security number to view your account balance and account activity, make subsequent investments from your bank account or exchange shares from one fund to another.

CHECKWRITING

    We offer CheckWriting as a service option for your account. CheckWriting allows you to redeem shares in your account by writing a draft (check) against your account balance. (Shares held in certificate form may not be redeemed by check.) There is no limit on the number of checks you can write, but each one must be for at least $100.

    When you write a check, you will continue to receive dividends on all shares until your check is presented for payment to our clearing bank. If you redeem all shares in your account by check, any accrued distributions on the redeemed shares will be paid to you in cash on the next monthly distribution date.


14 HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS  AMERICAN CENTURY INVESTMENTS


    If you want to add CheckWriting to an existing account that offers CheckWriting, contact us by telephone or mail for an appropriate form. For a new account, you may elect CheckWriting on your purchase application by choosing the "Full Services" option. CheckWriting is not available for any account held in an IRA or 403(b) plan.

    CheckWriting redemptions may only be made on checks provided by us. Currently, there is no charge for checks or for the CheckWriting service.

    We will return checks drawn on insufficient funds or on funds from investments made by means other than by wire within the previous 15 days. Neither the company nor our clearing bank will be liable for any loss or expenses associated with returned checks. Your account may be assessed a $15 service charge for checks drawn on insufficient funds.

    A stop payment may be ordered on a check written against your account. We will use reasonable efforts to stop a payment, but we cannot guarantee that we will be able to do so. If we are successful in fulfilling a stop-payment order, your account may be assessed a $15 fee.

TAX-QUALIFIED RETIREMENT PLANS

    Each fund is available for your tax-deferred retirement plan. Call or write us and request the appropriate forms for:

    *    Individual Retirement Accounts (IRAs);

    * 403(b) plans for employees of public school systems and non-profit organizations; or

    * Profit sharing plans and pension plans for corporations and other employers.

    If your IRA and 403(b) accounts do not total $10,000, each account is subject to an annual $10 fee, up to a total of $30 per year.


    You also can transfer your tax-deferred plan to us from another company or custodian. Call or write us for a Request to Transfer form.


IMPORTANT POLICIES REGARDING YOUR INVESTMENTS

    Every account is subject to policies that could affect your investment. Please refer to the Investor Services Guide for further information about the policies discussed below, as well as further detail about the services we offer.

  (1) We reserve the right for any reason to suspend the offering of shares for a period of time, or to reject any specific purchase order (including purchases by exchange). Additionally, purchases may be refused if, in the opinion of the manager, they are of a size that would disrupt the management of the fund.

  (2) We reserve the right to make changes to any stated investment requirements, including those that relate to purchases, transfers and redemptions. In addition, we also may alter, add to or terminate any investor services and privileges. Any changes may affect all shareholders or only certain series or classes of shareholders.

  (3) Shares being acquired must be qualified for sale in your state of residence.

  (4) Transactions requesting a specific price and date, other than open orders, will be refused. Once you have mailed or otherwise transmitted your transaction instructions to us, they may not be modified or canceled.

  (5) If a transaction request is made by a corporation, partnership, trust, fiduciary, agent or unincorporated association, we will require evidence satisfactory to us of the authority of the individual making the request.

  (6) We have established procedures designed to assure the authenticity of instructions received by telephone. These procedures include requesting personal identification from callers, recording telephone calls, and providing written confirmations of telephone transactions. These procedures are designed to protect shareholders from unauthorized or fraudulent instructions. If we do not employ reasonable procedures to confirm the genuineness of instructions, then we may be liable for losses due to unauthorized or fraudulent instructions. The company, its transfer agent and manager will not be responsible for any loss due to instructions they reasonably believe are genuine.

  (7)    All   signatures   should  be  exactly  as  the  name  appears  in  the
         registration. If the owner's name appears in the registration as Mary Elizabeth Jones, she should sign that way and not as Mary E. Jones.


PROSPECTUS          HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS       15


  (8) Unusual stock market conditions have in the past resulted in an increase in the number of shareholder telephone calls. If you experience difficulty in reaching us during such periods, you may send your transaction instructions by mail, express mail or courier service, or you may visit one of our Investor Centers. You also may use our Automated Information Line if you have requested and received an access code and are not attempting to redeem shares.

  (9) If you fail to provide us with the correct certified taxpayer identification number, we may reduce any redemption proceeds by $50 to cover the penalty the IRS will impose on us for failure to report your correct taxpayer identification number on information reports.

  (10) We will perform special inquiries on shareholder accounts. A research fee of $15 per hour may be applied.

REPORTS TO SHAREHOLDERS

    At the end of each calendar quarter, we will send you a consolidated statement that summarizes all of your American Century holdings, as well as an individual statement for each fund you own that reflects all year-to-date activity in your account. You may request a statement of your account activity at any time.

    With the exception of most automatic transactions, each time you invest, redeem, transfer or exchange shares, we will send you a confirmation of the transaction. See the Investor Services Guide for more detail.

    Carefully review all the information relating to transactions on your statements and confirmations to ensure that your instructions were acted on properly. Please notify us immediately in writing if there is an error. If you fail to provide notification of an error with reasonable promptness, i.e., within 30 days of non-automatic transactions or within 30 days of the date of your consolidated quarterly statement, in the case of automatic transactions, we will deem you to have ratified the transaction.

    No later than January 31 of each year, we will send you reports that you may use in completing your U.S. income tax return. See the Investor Services Guide for more information.

    Each year, we will send you an annual and a semiannual report relating to your fund, each of which is incorporated herein by reference. The annual report includes audited financial statements and a list of portfolio securities as of the fiscal year end. The semiannual report includes unaudited financial statements for the first six months of the fiscal year, as well as a list of portfolio securities at the end of the period. You also will receive an updated prospectus at least once each year. Please read these materials carefully, as they will help you understand your fund.

EMPLOYER-SPONSORED RETIREMENT PLANS AND
INSTITUTIONAL ACCOUNTS

    Information   contained  in  our  Investor   Services   Guide   pertains  to
shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan, your ability to purchase shares of the funds, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan.

    If you own or are considering purchasing fund shares through a bank, broker-dealer, insurance company or other financial intermediary, your ability to purchase, exchange and redeem shares will depend on your agreement with, and the policies of, such financial intermediary.

    You may reach one of our Institutional Service Representatives by calling 1-800-345-3533 to request information about our funds and services, to obtain a current prospectus or to get answers to any questions about our funds that you are unable to obtain through your plan administrator or financial intermediary.


16 HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS  AMERICAN CENTURY INVESTMENTS


                    ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

WHEN SHARE PRICE IS DETERMINED

    The price of your shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of a fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. For all American Century funds, except funds issued by American Century Target Maturities Trust, net asset value is determined as of the close of regular trading on each day that the New York Stock Exchange is open, usually 3 p.m. Central time. The net asset values for Target Maturities funds are determined one hour prior to the close of the Exchange.

    Investments and requests to redeem or exchange shares will receive the share price next determined after receipt by us of the investment, redemption or exchange request. For example, investments and requests to redeem or exchange shares received by us or one of our agents or designees before the time as of which the net asset value of the fund is determined, are effective on, and will receive the price determined, that day. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined as of, the close of the Exchange on the next day the Exchange is open.

    Investments are considered received only when payment is received by us. Wired funds are considered received on the day they are deposited in our bank account if they are deposited before the time as of which the net asset value of the fund is determined.

    Investments by telephone pursuant to your prior authorization to us to draw on your bank account are considered received at the time of your telephone call.

    Investment and transaction instructions received by us on any business day by mail prior to the time as of which the net asset value of the fund is determined, will receive that day's price. Investments and instructions received after that time will receive the price determined on the next business day.


    If you invest in fund shares through an employer-sponsored retirement plan or other financial intermediary, it is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the fund's transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the fund's procedures or any contractual arrangements with the fund or the fund's distributor in order for you to receive that day's price.

    We have contractual relationships with certain financial intermediaries in which such intermediaries represent that they have systems to track the time at which investment orders are received and to segregate orders received at different times. Based on these representations, the fund has authorized such intermediaries and their designees to accept purchase and redemption orders on the fund's behalf up to the applicable cut-off time. The fund will be deemed to have received such orders upon acceptance by the duly authorized intermediary, and such orders will be priced at the fund's net asset value next determined after acceptance on the fund's behalf by such intermediary.


HOW SHARE PRICE IS DETERMINED

    The valuation of assets for determining net asset value may be summarized as follows:

    The portfolio securities of the fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges generally are valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair


PROSPECTUS                    ADDITIONAL INFORMATION YOU SHOULD KNOW     17


value as determined in accordance with procedures adopted by the Board of Trustees.

    Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees.

    Pursuant to a determination by the fund's Board of Trustees and Rule 2a-7 under the Investment Company Act of 1940, portfolio securities of the fund are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

WHERE TO FIND YIELD INFORMATION

    The yield of the Investor Class of the fund is published weekly in leading financial publications and daily in many local newspapers. Yield information may also be obtained by calling us or by accessing our Web site at www.americancentury.com.

DISTRIBUTIONS

    At the close of each day, including Saturdays, Sundays and holidays, dividends are declared and credited (i.e., available for redemption) daily and distributed monthly on the last Friday of each month.

    You will begin to participate in the distributions the day AFTER your purchase is effective. See "When Share Price Is Determined" on page 17. If you redeem shares, you will receive the distribution declared for the day of the redemption. If all shares are redeemed (other than by CheckWriting), the distribution on the redeemed shares will be included with your redemption proceeds.

    The fund does not expect to realize any long-term capital gains and, accordingly, does not expect to make any capital gains distributions.


    Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after a purchase by check or ACH may be held up to 15 days. You may elect to have distributions on shares held in certain IRAs and 403(b) plans paid in cash only if you are at least 59 (1)/(2) years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date. Please consult our Investor Services Guide for further information regarding your distribution options.


TAXES

    Each fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders, it pays no income tax.

TAX-DEFERRED ACCOUNTS

    If fund shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored retirement or savings plan, income and capital gains distributions paid by the fund will generally not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis.

    Employer-sponsored retirement and savings plans are governed by complex tax rules. If you elect to participate in your employer's plan, consult your plan administrator, your plan's summary plan description, or a professional tax advisor regarding the tax consequences of participation in the plan, contributions to, and withdrawals or distributions from the plan.

TAXABLE ACCOUNTS


    If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income, except as described below. The dividends from net income may qualify for the 70% dividends received deduction for corporations to the extent that the fund held shares receiving the dividend for more than 45 days. Distributions from gains on assets held longer than 12 months but no more than 18 months (28% rate gain) and/or assets held longer than 18 months (20% rate gain) are taxable as long-term gains regardless of the length of time you have held the shares. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution



18   ADDITIONAL INFORMATION YOU SHOULD KNOW    AMERICAN CENTURY INVESTMENTS



of long-term capital gain (28% or 20% rate gain) to you with respect to such shares.

    Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) will not have increased. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of the fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains (28% and/or 20% rate gain).

    In January of the year following the distribution, if you own shares in a taxable account, you will receive a Form 1099-DIV notifying you of the status of your distributions for federal income tax purposes.

    Distributions also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

    If you have not complied with certain provisions of the Internal Revenue Code and Regulations, we are required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed. This charge is not refundable.

    In addition to the federal income tax consequences described above relating to an investment in a fund, there may be other federal, state or local tax considerations that depend upon the circumstances of each particular investor. Prospective shareholders are therefore urged to consult their tax advisors with respect to the effect of this investment on their own specific situations.


MANAGEMENT

INVESTMENT MANAGEMENT


    The fund is the sole series of the American Century Investment Trust (the Trust). Under the laws of the Commonwealth of Massachusetts, the Board of Trustees is responsible for managing the business and affairs of the Trust. Acting pursuant to an investment management agreement entered into with the fund, American Century Investment Management, Inc., serves as the investment manager of the fund. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The manager has been providing investment advisory services to investment companies and institutional clients since it was founded in 1958.


    The manager supervises and manages the investment portfolio of the fund and directs the purchase and sale of its investment securities. It utilizes a team of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the fund's portfolio as it deems appropriate in pursuit of the fund's investment objective. Individual portfolio manager members of the team may also adjust portfolio holdings of the fund as necessary between team meetings.


    The portfolio manager members of the team managing the fund described in this Prospectus and their work experience for the last five years are as follows:

    DENISE TABACCO, Portfolio Manager, joined American Century in 1988, becoming a member of its portfolio department in 1991. In 1995 she assumed her current position as a Portfolio Manager.

    JOHN F. WALSH, Portfolio Manager, joined American Century in February 1996 as an Investment Analyst, a position he held until May 1997. At that time he was



PROSPECTUS                   ADDITIONAL INFORMATION YOU SHOULD KNOW     19



promoted to Portfolio Manager. Prior to joining American Century, Mr. Walsh served as an Assistant Vice President and Analyst at First Interstate Bank, Los Angeles, California, from July 1993 to January 1996. Prior to that he served as an Analyst at The Long-Term Credit Bank of Japan, Los Angeles, California.



    The activities of the manager are subject only to directions of the fund's Board of Trustees. The manager pays all the expenses of the fund except brokerage, taxes, interest, fees and expenses of the non-interested person trustees (including counsel fees) and extraordinary expenses.

    For the services provided to the fund, the manager receives a monthly fee based on a percentage of the average net assets of the fund. The annual rate at which this fee is assessed is determined monthly in a two-step process: First, a fee rate schedule is applied to the assets of all of the funds in a fund's investment category which are managed by the manager (the Investment Category
Fee). The three investment categories are: Money Market Funds, Bond Funds and Equity Funds. Second, a separate fee rate schedule is applied to the assets of all of the funds managed by the manager (the Complex Fee). The Investment Category Fee and the Complex Fee are then added to determine the unified management fee payable by the fund to the manager. Currently, the Investment Category Fee for the fund is an annual rate of 0.30% of the average net assets of the fund. The Complex Fee is currently an annual rate of 0.30% of the average net assets of the fund. Further information about the calculation of the annual management fee is contained in the Statement of Additional Information.

    On the first business day of each month, the fund pays a management fee to the manager for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of the fund's net assets during the previous month, and further multiplying that product by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).


CODE OF ETHICS

    The fund and the manager have adopted a Code of Ethics that restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the fund's portfolios obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage those funds.

TRANSFER AND ADMINISTRATIVE SERVICES

    American Century Services Corporation, American Century Tower, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend-paying agent for the fund. It provides facilities, equipment and personnel to the fund, and is paid for such services by the manager.


    Although there is no sales charge levied by the fund, transactions in shares of the fund may be executed by brokers or investment advisors who charge a transaction-based fee or other fee for their services. Such charges may vary among broker-dealers and financial advisors, but in all cases will be retained by the broker-dealer or financial advisor and not remitted to the fund or the manager. You should be aware of the fact that these transactions may be made directly with American Century without incurring such fees.


    From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the manager or its affiliates.

    The manager and the transfer agent are both wholly owned by American Century Companies, Inc. (ACC). James E. Stowers Jr., Chairman of the Board of


20   ADDITIONAL INFORMATION YOU SHOULD KNOW    AMERICAN CENTURY INVESTMENTS


Directors of ACC, controls ACC by virtue of his ownership of a majority of its common stock.


    Pursuant to a Sub-Administration Agreement with the manager, Funds Distributor Inc. (FDI) serves as the Co-Administrator for the funds. FDI is responsible for (i) providing certain officers of the funds and (ii) reviewing and filing marketing and sales literature on behalf of the funds. The fees and expenses of FDI are paid by the manager.

YEAR 2000 ISSUES



    Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. The fund and the manager depend upon the computer systems of various service providers, including the transfer agent, for their day-to-day operations. Inadequate remediation of the Year 2000 problem by these service providers and others with whom they interact could have an adverse effect on the fund's operations, including pricing, securities trading and settlement, and the provision of shareholder services.

    The transfer agent, in cooperation with the manager, has assembled a team of information technology professionals who are taking steps to address Year 2000 issues with respect to its own computers and to obtain satisfactory assurances that comparable steps are being taken by the fund's and the manager's other major service providers and vendors. The key phases of the remediation plan include: an inventory of all internal systems, vendor products and services and data providers (substantially completed in 1997); an assessment of all systems for date reliance and the impact of the century rollover on each (substantially completed with respect to critical systems in early 1998); and the renovation and testing of affected systems (targeted for completion with respect to critical systems by the end of 1998). The manager will pay for the remediation effort with revenues from its management fee, so that the fund will not directly bear any of the cost.

    In light of these remediation efforts, the fund does not anticipate a material adverse impact on its business, operations or financial condition relating to Year 2000 issues. However, there can be no assurance that the remediation plan will be sufficient and timely or that interaction with other noncomplying computer systems will not have a material adverse effect on the fund's business, operations or financial condition.



    In addition, companies in which the fund invests may have Year 2000 computer problems. The value of their securities could go down if they do not fix their problems in time or if fixing them is very expensive. Before making an investment decision about a company, the manager asks it about its Year 2000 readiness. However, the manager cannot be sure that the information it receives is complete and accurate, and there is no guarantee that portfolio companies' Year 2000 problems will not hurt the fund's performance.


DISTRIBUTION OF FUND SHARES


    The fund's shares are distributed by FDI, a registered broker-dealer. FDI is a wholly-owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109. The Investor Class of shares does not pay any commissions or sales loads to the distributor or to any other broker-dealers or financial intermediaries in connection with the distribution of fund shares.

    Investors may open accounts with American Century only through the distributor. All purchase transactions in the fund offered by this Prospectus are processed by the transfer agent, which is authorized to accept any instructions relating to fund accounts. All purchase orders must be accepted by the distributor. All fees and expenses of FDI in acting as distributor for the fund are paid by the manager.


FURTHER INFORMATION ABOUT AMERICAN CENTURY

    The Trust is an open-end management investment company. Its business and affairs are managed by its officers under the direction of its Board of Trustees.

    The principal office of the fund is American Century Tower, 4500 Main Street, P.O. Box 419200, Kansas City, Missouri 64141-6200. All inquiries may be made by mail to that address, or by telephone to 1-800-345-2021 (international calls: 816-531-5575).

    The fund is the sole series of the Trust, which issues shares with no par value. Additional series of the Trust may be created in the future. In the event that such other series are created, the assets belonging to each series of shares will be held separately


PROSPECTUS                    ADDITIONAL INFORMATION YOU SHOULD KNOW    21


by the custodian and in effect each series will be a separate fund.


    American Century offers two classes of the fund offered by this Prospectus: an Investor Class and an Advisor Class. The shares offered by this Prospectus are Investor Class shares and have no up-front charges, commissions, or 12b-1 fees.

    The other class of shares is primarily offered to institutional investors or through institutional distribution channels, such as employer-sponsored retirement plans or through banks, broker-dealers, insurance companies or other financial intermediaries. The other class has different fees, expenses, and/or minimum investment requirements than the Investor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3533 or contact a sales representative or financial intermediary who offers those classes of shares.

    Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class and (d) each class may have different exchange privileges.

    Each share, irrespective of series or class, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters that must be voted on separately by the series or class of shares affected. Matters affecting only one series or class are voted upon only by that series or class.


    Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of trustees can elect all of the trustees if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Trustees.

    Unless required by the Investment Company Act, it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of trustees or the appointment of auditors. However, pursuant to the Trust's by-laws, the holders of shares representing at least 10% of the votes entitled to be cast may request the Trust to hold a special meeting of shareholders. We will assist in the communication with other shareholders.


    WE RESERVE THE RIGHT TO CHANGE ANY OF OUR POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.


22   ADDITIONAL INFORMATION YOU SHOULD KNOW    AMERICAN CENTURY INVESTMENTS



                                     NOTES


PROSPECTUS                                                    NOTES       23


                                     NOTES


24                                                                      NOTES


                                     NOTES


PROSPECTUS                                                    NOTES       25


P.O. BOX 419200
KANSAS CITY, MISSOURI
64141-6200

INVESTOR SERVICES:
1-800-345-2021 OR 816-531-5575

AUTOMATED INFORMATION LINE:
1-800-345-8765

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 OR 816-444-3485

FAX: 816-340-7962

www.americancentury.com

                        [american century logo(reg. sm)]
                                    American
                                Century(reg.tm)


9806           [recycled logo]
SH-BKT-12370      Recycled

                                   PROSPECTUS

                        [american century logo(reg. sm)]
                                    American
                                Century(reg.tm)


                                 JUNE 1, 1998

                                    BENHAM
                                 GROUP(reg.tm)

                              Prime Money Market

ADVISOR CLASS


                         AMERICAN CENTURY INVESTMENTS
                                FAMILY OF FUNDS

    American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find the funds that may meet your investment needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.

                      AMERICAN CENTURY INVESTMENTS
-------------------------------------------------------------------------------
        Benham                American Century          Twentieth Century
        Group                      Group                      Group
-------------------------------------------------------------------------------
   MONEY MARKET FUNDS         ASSET ALLOCATION &           GROWTH FUNDS
 GOVERNMENT BOND FUNDS          BALANCED FUNDS          INTERNATIONAL FUNDS
 DIVERSIFIED BOND FUNDS   CONSERVATIVE EQUITY FUNDS
  MUNICIPAL BOND FUNDS         SPECIALTY FUNDS
-------------------------------------------------------------------------------
      Prime Money
         Market


                                  PROSPECTUS

                                 JUNE 1, 1998

                              Prime Money Market

                                 ADVISOR CLASS


                       AMERICAN CENTURY INVESTMENT TRUST

    American Century Investment Trust is a part of American Century Investments, a family of funds that includes nearly 70 no-load and low-load mutual funds covering a variety of investment opportunities. One of the money market funds from our Benham Group is described in this Prospectus. Its investment objective is listed on page 2 of this Prospectus. The other funds are described in separate prospectuses.


    The fund's shares offered in this Prospectus (the Advisor Class shares) are sold at their net asset value with no sales charges or commissions. The Advisor Class shares are subject to Rule 12b-1 shareholder services and distribution fees as described in this Prospectus.

    The Advisor Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

                          AMERICAN CENTURY INVESTMENTS
                       4500 Main Street * P.O. Box 419385
               Kansas City, Missouri 64141-6385 * 1-800-345-3533
                       International calls: 816-531-5575
                    Telecommunications Device for the Deaf:
                  1-800-345-1833 * In Missouri: 816-444-3038
                            www.americancentury.com

    Additional information, including this Prospectus and the Statement of Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PROSPECTUS                                                                  1


                       INVESTMENT OBJECTIVE OF THE FUND

AMERICAN CENTURY-BENHAM
PRIME MONEY MARKET FUND


    The fund's investment objective is to seek the highest level of current income consistent with the preservation of capital.


    The fund buys high-quality, U.S. dollar-denominated money market instruments and other short-term obligations of banks, governments and corporations.

    INVESTMENTS IN THE FUND ARE NOT INSURED NOR ARE THEY GUARANTEED BY THE U.S. GOVERNMENT OR ANY OTHER AGENCY. THERE IS NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A $1.00 SHARE PRICE.

  There is no assurance that the fund will achieve its investment objective.

NO PERSON IS AUTHORIZED BY THE FUND TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUND, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.


2      INVESTMENT OBJECTIVE                   AMERICAN CENTURY INVESTMENTS


                               TABLE OF CONTENTS


Investment Objective of the Fund ..........................................    2
Transaction and Operating Expense Table ...................................    4
Performance Information of Other Class ....................................    5


INFORMATION REGARDING THE FUND

Investment Policies of the Fund ...........................................    6
    Eligible Investments ..................................................    6
    Portfolio Investment Quality and
      Maturity Criteria ...................................................    6
    Diversification .......................................................    7
    Industry Concentration ................................................    7
Risk Factors and Investment Techniques ....................................    7
    Corporate Obligations .................................................    7
    Bank Obligations ......................................................    7
    Government Obligations ................................................    8
    Variable and Floating-Rate Instruments ................................    8
    Rule 144A Securities ..................................................    8
    U.S. Dollar-Denominated Foreign Securities ............................    9
Other Investment Practices, Their Characteristics
  and Risks ...............................................................    9
    Repurchase Agreements .................................................    9
    When-Issued Securities ................................................    9
    Borrowing .............................................................    9
    Other Techniques ......................................................    9
Performance Advertising ...................................................    9

HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS


American Century Investments ..............................................   11
How to Purchase and Sell
  American Century Funds ..................................................   11
How to Exchange from one American
  Century Fund to Another .................................................   11
How to Redeem Shares ......................................................   11
Telephone Services ........................................................   11
    Investors Line ........................................................   11


ADDITIONAL INFORMATION YOU SHOULD KNOW


Share Price ...............................................................   12
    When Share Price Is Determined ........................................   12
    How Share Price Is Determined .........................................   12
    Where to Find Yield Information .......................................   13
Distributions .............................................................   13
Taxes .....................................................................   13
    Tax-Deferred Accounts .................................................   13
    Taxable Accounts ......................................................   13
Management ................................................................   14
    Investment Management .................................................   14
    Code of Ethics ........................................................   15
    Transfer and Administrative Services ..................................   15
    Year 2000 Issues ......................................................   16
Distribution of Fund Shares ...............................................   16
    Service and Distribution Fees .........................................   16
Further Information About American Century ................................   17



PROSPECTUS                                        TABLE OF CONTENTS       3


                    TRANSACTION AND OPERATING EXPENSE TABLE

                                                                 Prime Money
                                                                    Market

SHAREHOLDER TRANSACTION EXPENSES:

Maximum Sales Load Imposed on Purchases .........................    none
Maximum Sales Load Imposed on Reinvested Dividends ..............    none
Deferred Sales Load .............................................    none
Redemption Fee ..................................................    none
Exchange Fee ....................................................    none


ANNUAL FUND OPERATING EXPENSES:
(as a percentage of average net assets)

Management Fees(1) ..............................................   0.35%
12b-1 Fees(2) ...................................................   0.50%
Other Expenses(3) ...............................................   0.00%
Total Fund Operating Expenses (net of expense limitation) .......   0.85%


EXAMPLE:


You would pay the following expenses on a                 1 year     $  9
$1,000 investment, assuming a 5% annual return and       3 years       27
redemption at the end of each time period:               5 years       47
                                                        10 years      105

(1) A portion of the management fee may be paid by the manager to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the manager. See "Management-Transfer and Administrative Services," page 15.

(2) The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the manager, and a portion is used to compensate them for distribution and other shareholder services. See "Service and Distribution Fees," page 16.

(3) Other Expenses, which includes the fees and expenses (including legal counsel fees) of those trustees who are not "interested persons" as defined in the Investment Company Act of 1940 (the Investment Company Act), are expected to be less than 0.01 of 1% of the average net assets for the current fiscal year.


    The purpose of this table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the class of shares of the fund offered by this Prospectus. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by SEC regulations.

    NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


    The shares offered by this Prospectus are Advisor Class shares. The funds offer one other class of shares, which is primarily made available to retail investors. This other class has a different fee structure than the Advisor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. A difference in fees will result in different performance for the other class. For additional information about the various classes, see "Further Information About American Century," page 17.



4    TRANSACTION AND OPERATING EXPENSE TABLE   AMERICAN CENTURY INVESTMENTS



                    PERFORMANCE INFORMATION OF OTHER CLASS
                              PRIME MONEY MARKET

  The Advisor Class of the fund was established June 1, 1998; therefore no shares had been issued prior to the fund's prior fiscal year end. The financial information in this table regarding selected per share data for the fund reflects the performance of the fund's Investor Class of shares, which has a total expense ratio that is 0.25% lower than the Advisor Class. Had the Advisor
Class been in existence for the fund for the time periods presented, the fund's performance information would be lower as a result of the higher expense.

  The performance information for the year ended February 28, 1998, has been audited by Coopers & Lybrand, L.L.P., independent accountants, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The performance information for the periods ended on or before February 28, 1997, has been audited by other independent accountants. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended
February 28, except as noted.

                                       1998          1997         1996(1)       1995         1994(2)

PER-SHARE DATA

Net Asset Value,
Beginning of Period ...............    $1.00         $1.00        $1.00         $1.00         $1.00
                                     --------      --------     --------      --------      --------
Income From
Investment Operations

  Net Investment Income ...........    0.05          0.05         0.06          0.05          0.01
                                     --------      --------     --------      --------      --------
Distributions

  From Net
  Investment Income ...............   (0.05)        (0.05)       (0.06)        (0.05)        (0.01)
                                     --------      --------     --------      --------      --------
Net Asset Value,
End of Period .....................    $1.00         $1.00        $1.00         $1.00         $1.00
                                     ========      ========     ========      ========      ========
  TOTAL RETURN(3) .................    5.29%         5.04%        5.60%        4.93%          0.96%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets .............    0.50%         0.50%         0.48%         0.04%           -

Ratio of Operating Expenses
to Average Net Assets
(Before Expense Waiver) ...........    0.63%         0.63%         0.62%         0.71%       1.49%(4)

Ratio of Net Investment Income
to Average Net Assets .............    5.17%         4.92%         5.43%         5.28%       3.35%(4)

Ratio of Net Investment Income
to Average Net Assets
(Before Expense Waiver) ...........    5.04%         4.79%         5.29%         4.61%       1.86%(4)

Net Assets, End of Period
(in thousands) .................... $1,417,311    $1,211,990    $1,270,653    $1,509,863      $75,168

(1) Year Ended February 29, 1996.

(2) November 17, 1993 (inception) through February 28, 1994.

(3) Total return assumes reinvestment of dividends, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.



PROSPECTUS                       PERFORMANCE INFORMATION OF OTHER CLASS     5


                        INFORMATION REGARDING THE FUND

INVESTMENT POLICIES OF THE FUND

    The fund has adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objective of the fund identified on page 2 of this Prospectus, and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The fund has implemented additional investment policies and practices to guide its activities in the pursuit of its investment objective. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.


    For an explanation of the securities ratings referred to in the following discussion, see an explanation of fixed income securities ratings under "Other Information" in the Statement of Additional Information.


ELIGIBLE INVESTMENTS

    The fund buys high-quality (first-tier), U.S. dollar-denominated money market instruments and other short-term obligations of banks, governments, and corporations. Some of the fund's possible investments are listed in the following table. The obligations referenced in the table and the risks associated with investing in them are described in the section titled "Risk Factors and Investment Techniques," which begins on page 7.

--------------------------------------------------------------------------------
Issuers                                   Types of Obligations
--------------------------------------------------------------------------------
Domestic and foreign financial            Negotiable certificates of
institutions (e.g., banks, broker-        deposit, bankers' acceptances,
dealers, insurance companies,             bank notes, and commercial
leasing and financing                     paper (including floating-rate
corporations)                             agency securities)
--------------------------------------------------------------------------------
Domestic and foreign                      Commercial paper and short-
nonfinancial corporations                 term corporate debt obligations
                                          (including fixed- and
                                          variable-rate notes and
                                          bonds)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Issuers                                   Types of Obligations
--------------------------------------------------------------------------------
U.S. government and its                   U.S. Treasury bills, notes,
agencies and instrumentalities            bonds, and U.S. government
                                          agency obligations (including
                                          floating-rate agency securities)
--------------------------------------------------------------------------------
Foreign governments                       Commercial paper and
and their agencies and                    discount notes
instrumentalities
--------------------------------------------------------------------------------

PORTFOLIO INVESTMENT QUALITY AND  MATURITY CRITERIA

    The manager follows regulatory guidelines on quality and maturity for the fund's investments, which are designed to help maintain a stable $1.00 share price. In particular, the fund:

  (1) Buys only U.S. dollar-denominated obligations with remaining maturities of 13 months or less (and variable- and floating-rate obligations with demand features that effectively shorten their maturities to 13 months or less);

  (2) Maintains a dollar-weighted average portfolio maturity of 90 days or less;

  (3) Restricts its investments to high-quality obligations determined by the manager to present minimal credit risks, pursuant to guidelines established by the Board of Trustees.

    To be considered high-quality, an obligation must be one of the following:

  (1)    A U.S. government obligation;

  (2) Rated (or issued by an issuer rated with respect to a class of short-term debt obligations) within the two highest rating categories for short-term debt obligations by at least two nationally recognized statistical rating organizations (rating agencies) (or one if only one has rated the obligation);

  (3) An unrated obligation judged by the manager, pursuant to guidelines established by the Board of Trustees, to be of comparable quality.


    The fund intends to buy only obligations that are designated as first-tier securities as defined by the SEC; that is, securities with the highest rating.



6      INFORMATION REGARDING THE FUND         AMERICAN CENTURY INVESTMENTS


    The acquisition of securities that are unrated or rated by only one rating agency must be approved or ratified by the Board of Trustees.

DIVERSIFICATION

    In order to reduce investment risks, the manager is required by law to diversify the fund's investment portfolio. As a general rule, the manager may not invest more than 5% of the fund's total assets in securities issued by a single institution. In addition, the fund must also limit its investments in securities subject to puts of a single institution.

    This policy does not apply to U.S. government securities, in which the fund may invest without limitation. See the Statement of Additional Information for a more detailed description.

INDUSTRY CONCENTRATION

    Under normal market conditions, 25% or more of the fund's total assets are invested in obligations of issuers in the financial services industry. This industry concentration reflects that of the markets in which the fund invests. More than half of the markets' commercial paper is issued by companies or organizations in the financial services industry.

    For temporary defensive purposes, less than 25% of the fund's total assets may be invested in obligations of issuers in the financial services industry. The manager will not invest more than 25% of the fund's total assets in any other industry.

RISK FACTORS AND INVESTMENT TECHNIQUES

    The fund may be appropriate for investors who seek to (1) earn income at current money market rates while preserving their investments; (2) use the fund as part of a long-term, balanced investment portfolio consisting of money market instruments, bonds, and stocks; or (3) use the fund to place investment monies as part of a dollar-cost averaging investment program.

    Because the fund emphasizes stability, it will not generate as much income as a bond fund. No single fund constitutes a balanced investment plan.

    Corporations and governments address their short-term borrowing and cash-flow management needs in a highly liquid, worldwide financial market called the "money market." The following is a brief description of the types of money market instruments the fund may buy.

CORPORATE OBLIGATIONS

    Commercial paper is issued by large corporations to raise cash. The maximum maturity for commercial paper is 270 days, although most commercial paper is issued with maturities of 60 days or less. Commercial paper is offered at a discount with its full face value paid at maturity.

    Although commercial paper rates generally fluctuate with the value of the London Interbank Offered Rate (LIBOR), Treasury bills, bankers' acceptances, and certificates of deposit, they are also influenced by (1) the issuer's size and credit rating and (2) the commercial paper maturity date.

    Smaller or lower-rated corporations may tap the commercial paper market through asset-backed commercial paper programs. In a typical program, a special purpose corporation (a SPC), created and/or serviced by a bank, uses the proceeds from an issuance of commercial paper to purchase receivables from one or more corporations (sellers). The sellers transfer their interest in the cash flow from the receivables to the SPC, and this cash is used to pay interest and repay principal on the commercial paper. Letters of credit may be available to cover the risk that the cash flow from the receivables will not be sufficient to cover the maturing commercial paper.

    The fund may purchase corporate notes and bonds with remaining maturities of 13 months or less in the secondary market provided that each of these securities has characteristics consistent with regulatory requirements for money market funds.

BANK OBLIGATIONS

    Negotiable certificates of deposit (CDs) evidence a bank's obligation to repay money deposited with it for a specified period of time. The table below identifies the types of CDs the fund may buy.

--------------------------------------------------------------------------------
CD Type                                   Issuer
--------------------------------------------------------------------------------
Domestic                                  Domestic offices of U.S. banks
--------------------------------------------------------------------------------
Yankee                                    U.S. branches of foreign banks
--------------------------------------------------------------------------------
Eurodollar                                Issued in London by U.S.,
                                          Canadian, European, and
                                          Japanese banks
--------------------------------------------------------------------------------
Schedule B                                Canadian subsidiaries of
                                          non-Canadian banks
--------------------------------------------------------------------------------


PROSPECTUS                           INFORMATION REGARDING THE FUND       7


    Bankers' acceptances are used to finance foreign commercial trade. Issued by a bank with an importer's name on them, these instruments allow the importer to back up its own pledge to pay for imported goods with a bank's obligation to cover the transaction if the importer fails to do so.

    Bank notes are senior unsecured promissory notes issued in the United States by domestic commercial banks.

    The bank obligations the fund may buy generally are not insured by the FDIC or any other insurer.

GOVERNMENT OBLIGATIONS

    U.S. Treasury securities differ from one another in their interest rates, maturities, and issuance and interest payment schedules. Treasury bills have initial maturities of one year or less; Treasury notes, two to ten years; and Treasury bonds, more than ten years.

    A number of U.S. government agencies and government-sponsored organizations issue debt securities. These agencies generally are created by Congress to fulfill a specific need, such as providing credit for home buyers or farmers. Among these agencies are the Federal Home Loan Banks, the Federal Farm Credit System, the Student Loan Marketing Association, and the Resolution Funding Corporation.

    Some obligations issued or guaranteed by U.S. government agencies or instrumentalities are supported by the full faith and credit of the U.S. government; others are supported by the right of the issuer to borrow from the Treasury; others are supported by the U.S. government's discretionary authority to purchase certain obligations of the agency or instrumentality, and others are supported only by the credit of the issuing agency or instrumentality.

    Supranational organizations (generally, multilateral lending institutions, or MLIs) are created by governments to promote economic reconstruction and development. An MLI's creditworthiness is based not only on its own financial performance, but on the willingness and ability of member governments to support its lending activities.

    While maintaining strict financial controls to ensure liquidity and strong creditworthiness, MLIs finance their operations in the same manner as any other financial institution, with a combination of short- and long-term debt obligations. Short-term debt is usually issued in the form of short-term discount notes and commercial paper.

VARIABLE AND FLOATING-RATE INSTRUMENTS

    Variable-  and   floating-rate   instruments  are  issued  by  corporations,
financial institutions, and government agencies and instrumentalities.

    Floating-rate instruments have interest rates that change whenever there is a change in a designated base rate, whereas variable-rate instruments provide for specified periodic interest rate adjustments. The interest rate on variable- and floating-rate instruments is ordinarily determined by reference to (or is a percentage of) an objective standard, such as the Federal Funds effective rate, the 90-day U.S. Treasury bill rate, or LIBOR.

    Although the fund typically limits its investments to securities with remaining maturities of 13 months or less, it may invest in variable- and floating-rate instruments that have nominal (or stated) maturities in excess of 13 months, provided that such instruments (1) have demand features consistent with regulatory requirements for money market funds, or (2) are securities issued by the U.S. government or a U.S. government agency that meet certain regulatory requirements for money market funds.

RULE 144A SECURITIES

    The fund may, from time to time, purchase Rule 144A securities when they present attractive investment opportunities that otherwise meet the fund's criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.


    With respect to securities eligible for resale under Rule 144A, the staff of the SEC has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Trustees to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. The staff also acknowledges that, while the Board retains ultimate responsibility, it may delegate this function to the manager.



8     INFORMATION REGARDING THE FUND             AMERICAN CENTURY INVESTMENTS


Accordingly, the Board has established guidelines and procedures for determining the liquidity of Rule 144A securities and has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the manager. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

    Since the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A security that is illiquid. In such an event, the fund's manager will consider appropriate remedies to minimize the effect on such fund's liquidity. No fund may invest more than 10% of its assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares).

U.S. DOLLAR-DENOMINATED FOREIGN SECURITIES

    The fund invests exclusively in U.S. dollar-denominated instruments, some of which may be issued by foreign entities as described in the table on page 6. Consequently, the fund may be subject to risks different than those incurred by a fund that invests only in debt obligations of domestic issuers.

    Currently, the only securities held outside the United States in which the fund expects to invest are EuroCDs, which are held in England. As a result, the fund's exposure to these foreign investment risks is expected to be lower than funds that invest more broadly in securities held outside the United States. Regulatory limits specified in the section titled "Portfolio Investment Quality and Maturity Criteria" on page 6 apply equally to securities of foreign and domestic issuers.

OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS
AND RISKS


    For additional information, see "Investment Restrictions" in the Statement of Additional Information.


REPURCHASE AGREEMENTS

    The fund may enter into repurchase agreements, collateralized by U.S. government securities, with banks or broker-dealers that are deemed to present minimum credit risk. A repurchase agreement involves the purchase of a security and a simultaneous agreement to sell the security back to the seller at a higher price. At the direction of the Board of Trustees, the manager has established procedures to minimize potential losses due to credit risk. Delays or losses could result if the other party to the agreement defaults or becomes bankrupt.

WHEN-ISSUED SECURITIES


    The fund may sometimes purchase new issues of securities on a when-issued basis or forward commitment basis when, in the opinion of the manager, such purchases will further the investment objective of the fund. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. A separate account for each fund consisting of cash or appropriate liquid assets in an amount at least equal to the when-issued commitments will be established and maintained with the custodian. No income will accrue to the fund prior to delivery.


BORROWING

    The fund may borrow money only for temporary or emergency purposes. Borrowings are not expected to exceed 5% of the fund's total assets.

OTHER TECHNIQUES

    The manager may buy other types of securities or employ other portfolio management techniques on behalf of a fund including reverse repurchase agreements. When SEC guidelines require it to do so, the fund will set aside cash or appropriate liquid assets in a segregated account to cover the fund's obligations.

PERFORMANCE ADVERTISING

    From time to time, the fund may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return, yield and effective yield. Performance data may be quoted separately for the Advisor Class and for the other class.


PROSPECTUS                           INFORMATION REGARDING THE FUND       9


    Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.

    A quotation of yield reflects the fund's income over a stated period expressed as a percentage of its share price. Yield is calculated by measuring the income generated by an investment in the fund over a seven-day period (net of fund expenses). This income is then annualized, that is, the amount of income generated by the investment over the seven-day period is assumed to be generated over each similar period each week throughout a full year and is shown as a percentage of the investment. The effective yield is calculated in a similar manner but, when annualized, the income earned by the investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect on the assumed reinvestment.

    Yields are calculated according to accounting methods that are standardized in accordance with SEC rules for all stock and bond funds. Because yield accounting methods differ from the methods used for other accounting purposes, a fund's yield may not equal the income paid on its shares or the income reported in the fund's financial statements.


    The fund also may include in advertisements data comparing its performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations such as Lipper Analytical Services or IBC's Money Fund Report and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performance including the IBC's Money Fund Average and Bank Rate Monitor National Index of 2 (1)/(2) year CD rates. Fund performance also may be compared, on a relative basis, to other funds in our fund family. This relative comparison, which may be based upon historical fund performance or historical or expected volatility or other fund characteristics, may be presented numerically, graphically or in text. Fund performance also may be combined or blended with other funds in our fund family, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.


    All performance information advertised by the fund is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.


10      INFORMATION REGARDING THE FUND         AMERICAN CENTURY INVESTMENTS


                HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

AMERICAN CENTURY INVESTMENTS

    The following sections explain how to purchase, exchange and redeem Advisor Class shares of the funds offered by this Prospectus.

    To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will eliminate duplicate copies of most financial reports and prospectuses to most households and deliver account statements to most households in a single envelope, even if they have more than one account. If you would like additional copies of financial reports and prospectuses or separate mailing of account statements, please call us.

HOW TO PURCHASE AND SELL
AMERICAN CENTURY FUNDS

    The fund offered by this Prospectus is available as an investment option under your employer-sponsored retirement or savings plan or through or in connection with a program, product or service offered by a financial intermediary, such as a bank, broker-dealer or insurance company. Since all records of your share ownership are maintained by your plan sponsor, plan recordkeeper, or other financial intermediary, all orders to purchase, exchange and redeem shares must be made through your employer or other financial intermediary, as applicable.

    If you are purchasing through a retirement or savings plan, the administrator of your plan or your employee benefits office can provide you with information on how to participate in your plan and how to select American Century funds as an investment option.

    If you are purchasing through a financial intermediary, you should contact your service representative at the financial intermediary for information about how to select American Century funds.

    If you have questions about a fund, see  "Investment  Policies of the Fund,"
page  6,  or  call  one  of  our  Institutional   Service   Representatives   at
1-800-345-3533.

    Orders to purchase shares are effective on the day we receive payment. See "When Share Price Is Determined," page 12.


    We may discontinue offering shares generally in the fund (including any class of shares of a fund) or in any particular state without notice to shareholders.


HOW TO EXCHANGE FROM ONE AMERICAN
CENTURY FUND TO ANOTHER

    Your plan or program may permit you to exchange your investment in the shares of a fund for shares of another fund in our family. See your plan administrator, employee benefits office or financial intermediary for details on the rules in your plan governing exchanges.

HOW TO REDEEM SHARES

    Subject to any restrictions imposed by your employer's plan or financial intermediary's program, you can sell ("redeem") your shares at their net asset value through the plan or financial intermediary. Your plan administrator, trustee, financial intermediary or other designated person must provide us with redemption instructions. The shares will be redeemed at the net asset value next computed after receipt of the instructions in good order. See "When Share Price Is Determined," page 12. If you have any questions about how to redeem, contact your plan administrator, employee benefits office, or service representative at your financial intermediary, as applicable.

TELEPHONE SERVICES

INVESTORS LINE

    To request information about our funds and a current prospectus, or get answers to any questions that you may have about the funds and the services we offer, call one of our Institutional Service Representatives at 1-800-345-3533.


PROSPECTUS             HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS     11


                    ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

WHEN SHARE PRICE IS DETERMINED

    The price of your shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of a fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. For all American Century funds, except funds issued by American Century Target Maturities Trust, net asset value is determined as of the close of regular trading on each day that the New York Stock Exchange is open, usually 3 p.m. Central time. The net asset values for Target Maturities funds are determined one hour prior to the close of the Exchange.

    Investments and requests to redeem or exchange shares will receive the share price next determined after receipt by us of the investment, redemption or exchange request. For example, investments and requests to redeem or exchange shares received by us or one of our agents or designees before the time as of which the net asset value of the fund is determined, are effective on, and will receive the price determined, that day. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined as of, the close of the Exchange on the next day the Exchange is open.

    Investments are considered received only when payment is received by us. Wired funds are considered received on the day they are deposited in our bank account if they are deposited before the time as of which the net asset value of the fund is determined.

    Investments by telephone pursuant to your prior authorization to us to draw on your bank account are considered received at the time of your telephone call.

    Investment and transaction instructions received by us on any business day by mail prior to the time as of which the net asset value of the fund is determined, will receive that day's price. Investments and instructions received after that time will receive the price determined on the next business day.


    If you invest in fund shares through an employer-sponsored retirement plan or other financial intermediary, it is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the fund's transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the fund's procedures or any contractual arrangements with the fund or the fund's distributor in order for you to receive that day's price.


    We have contractual relationships with certain financial intermediaries in which such intermediaries represent that they have systems to track the time at which investment orders are received and to segregate orders received at different times. Based on these representations, the fund has authorized such intermediaries and their designees to accept purchase and redemption orders on the fund's behalf up to the applicable cut-off time. The fund will be deemed to have received such orders upon acceptance by the duly authorized intermediary, and such orders will be priced at the fund's net asset value next determined after acceptance on the fund's behalf by such intermediary.

HOW SHARE PRICE IS DETERMINED

    The valuation of assets for determining net asset value may be summarized as follows:

    The portfolio securities of the fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges generally are valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair


12    ADDITIONAL INFORMATION YOU SHOULD KNOW      AMERICAN CENTURY INVESTMENTS


value as determined in accordance with procedures adopted by the Board of Trustees.

    Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees.

    Pursuant to a determination by the fund's Board of Trustees and Rule 2a-7 under the Investment Company Act of 1940, portfolio securities of the fund are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

WHERE TO FIND YIELD INFORMATION

    The yield of the Investor Class of the fund is published weekly in leading financial publications and daily in many local newspapers. Because the total expense ratio for the Advisor Class shares is 0.25% higher than the Investor Class shares, the yield will be lower than the Investor Class. Yield information of the Advisor Class may be obtained by calling us.

DISTRIBUTIONS

    At the close of each day, including Saturdays, Sundays and holidays, dividends are declared and credited (i.e., available for redemption) daily and distributed monthly on the last Friday of each month.

    You will begin to participate in the distributions the day after your purchase is effective. See "When Share Price Is Determined" on page 12. If you redeem shares, you will receive the distribution declared for the day of the redemption. If all shares are redeemed (other than by CheckWriting), the distribution on the redeemed shares will be included with your redemption proceeds.

    The fund does not expect to realize any long-term capital gains and, accordingly, does not expect to make any capital gains distributions.

    Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after a purchase by check or ACH may be held up to 15 days. You may elect to have distributions on shares held in certain IRAs and 403(b) plans paid in cash only if you are at least 59 (1)/(2) years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date. Please consult our Investor Services Guide for further information regarding your distribution options.

TAXES

    The fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders, it pays no income tax.

TAX-DEFERRED ACCOUNTS

    If fund shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored retirement or savings plan, income and capital gains distributions paid by the fund will generally not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis.

    Employer-sponsored retirement and savings plans are governed by complex tax rules. If you elect to participate in your employer's plan, consult your plan administrator, your plan's summary plan description, or a professional tax advisor regarding the tax consequences of participation in the plan, contributions to, and withdrawals or distributions from the plan.

TAXABLE ACCOUNTS

    If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income, except as described below. The dividends from net income may qualify for the 70% dividends received deduction for corporations to the extent that the fund held shares receiving the dividend for more than 45 days. Distributions from gains on assets held longer than 12 months but no more than 18 months (28% rate gain) and/or assets held longer than 18 months (20% rate gain) are taxable as long-term gains regardless of the length of time you have held the shares. However, you should note that any loss realized upon the sale or redemption of


PROSPECTUS                    ADDITIONAL INFORMATION YOU SHOULD KNOW      13


shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain (28% or 20% rate gain) to you with respect to such shares.

    Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) will not have increased. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of the fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains (28% and/or 20% rate gain).

    In January of the year following the distribution, if you own shares in a taxable account, you will receive a Form 1099-DIV notifying you of the status of your distributions for federal income tax purposes.

    Distributions also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

    If you have not complied with certain provisions of the Internal Revenue Code and Regulations, we or your financial intermediary are required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed. This charge is not refundable.


    In addition to the federal income tax consequences described above relating to an investment in a fund, there may be other federal, state or local tax considerations that depend upon the circumstances of each particular investor. Prospective shareholders are therefore urged to consult their tax advisors with respect to the effect of this investment on their own specific situations.


MANAGEMENT

INVESTMENT MANAGEMENT

    The fund is the sole series of the American Century Investment Trust (the Trust). Under the laws of the Commonwealth of Massachusetts, the Board of Trustees is responsible for managing the business and affairs of the Trust. Acting pursuant to an investment management agreement entered into with the fund, American Century Investment Management, Inc. serves as the investment manager of the fund. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The manager has been providing investment advisory services to investment companies and institutional clients since it was founded in 1958.

    The manager supervises and manages the investment portfolio of the fund and directs the purchase and sale of its investment securities. It utilizes a team of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the fund's portfolio as it deems appropriate in pursuit of the fund's investment objective. Individual portfolio manager members of the team may also adjust portfolio holdings of the fund as necessary between team meetings.


    The portfolio manager members of the team managing the fund described in this Prospectus and their work experience for the last five years are as follows:

    DENISE TABACCO, Portfolio Manager, joined American Century in 1988, becoming a member of its portfolio department in 1991. In 1995 she assumed her current position as a Portfolio Manager.



14   ADDITIONAL INFORMATION YOU SHOULD KNOW    AMERICAN CENTURY INVESTMENTS



    JOHN F. WALSH, Portfolio Manager, joined American Century in February 1996 as an Investment Analyst, a position he held until May 1997. At that time he was promoted to Portfolio Manager. Prior to joining American Century, Mr. Walsh served as an Assistant Vice President and Analyst at First Interstate Bank, Los Angeles, California, from July 1993 to January 1996. Prior to that he served as an Analyst at The Long-Term Credit Bank of Japan, Los Angeles, California.



    The activities of the manager are subject only to directions of the fund's Board of Trustees. The manager pays all the expenses of the fund except brokerage, taxes, interest, fees and expenses of the non-interested person trustees (including counsel fees) and extraordinary expenses.

    For the services provided to the fund, the manager receives a monthly fee based on a percentage of the average net assets of the fund. The annual rate at which this fee is assessed is determined monthly in a two-step process. First, a fee rate schedule is applied to the assets of all of the funds in a fund's investment category which are managed by the manager (the Investment Category
Fee). The three investment categories are: Money Market Funds, Bond Funds and Equity Funds. Second, a separate fee rate schedule is applied to the assets of all of the funds managed by the manager (the Complex Fee). The Investment Category Fee and the Complex Fee are then added to determine the unified management fee payable by the fund to the manager. Currently, the Investment Category Fee for the fund is an annual rate of 0.30% of the average net assets of the fund. The Complex Fee for the Advisor Class is currently an annual rate of 0.05% of the average net assets of the fund. Further information about the calculation of the annual management fee is contained in the Statement of Additional Information.


    On the first business day of each month, the fund pays a management fee to the manager for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of the fund's net assets during the previous month, and further multiplying that product by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

CODE OF ETHICS

    The fund and the manager have adopted a Code of Ethics that restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the fund's portfolios obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage those funds.

TRANSFER AND ADMINISTRATIVE SERVICES

    American Century Services Corporation, American Century Tower, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend-paying agent for the fund. It provides facilities, equipment and personnel to the fund, and is paid for such services by the manager.

    Although there is no sales charge levied by the fund, transactions in shares of the fund may be executed by brokers or investment advisors who charge a transaction-based fee or other fee for their services. Such charges may vary among broker-dealers and financial advisors, but in all cases will be retained by the broker-dealer or financial advisor and not remitted to the fund or the manager. You should be aware of the fact that these transactions may be made directly with American Century without incurring such fees.

    From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the manager or its affiliates.

    The manager and the transfer agent are both wholly owned by American Century Companies, Inc. (ACC). James E. Stowers Jr., Chairman of the Board of Directors of ACC, controls ACC by virtue of his ownership of a majority of its common stock.


PROSPECTUS                   ADDITIONAL INFORMATION YOU SHOULD KNOW       15


    Pursuant to a Sub-Administration Agreement with the manager, Funds Distributor Inc. (FDI) serves as the Co-Administrator for the funds. FDI is responsible for (i) providing certain officers of the funds and (ii) reviewing and filing marketing and sales literature on behalf of the funds. The fees and expenses of FDI are paid by the manager.


YEAR 2000 ISSUES

    Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. The fund and the manager depend upon the computer systems of various service providers, including the transfer agent, for their day-to-day operations. Inadequate remediation of the Year 2000 problem by these service providers and others with whom they interact could have an adverse effect on the fund's operations, including pricing, securities trading and settlement, and the provision of shareholder services.

    The transfer agent, in cooperation with the manager, has assembled a team of information technology professionals who are taking steps to address Year 2000 issues with respect to its own computers and to obtain satisfactory assurances that comparable steps are being taken by the fund's and the manager's other major service providers and vendors. The key phases of the remediation plan include: an inventory of all internal systems, vendor products and services and data providers (substantially completed in 1997); an assessment of all systems for date reliance and the impact of the century rollover on each (substantially completed with respect to critical systems in early 1998); and the renovation and testing of affected systems (targeted for completion with respect to critical systems by the end of 1998). The manager will pay for the remediation effort with revenues from its management fee, so that the fund will not directly bear any of the cost.

    In light of these remediation efforts, the fund does not anticipate a material adverse impact on its business, operations or financial condition relating to Year 2000 issues. However, there can be no assurance that the remediation plan will be sufficient and timely or that interaction with other noncomplying computer systems will not have a material adverse effect on the fund's business, operations or financial condition.

    In addition, companies in which the fund invests may have Year 2000 computer problems. The value of their securities could go down if they do not fix their problems in time or if fixing them is very expensive. Before making an investment decision about a company, the manager asks it about its Year 2000 readiness. However, the manager cannot be sure that the information it receives is complete and accurate, and there is no guarantee that portfolio companies' Year 2000 problems will not hurt the fund's performance.


DISTRIBUTION OF FUND SHARES


    The fund's shares are distributed by FDI, a registered broker-dealer. FDI is a wholly-owned, indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109. As agent for the fund and the manager, the distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries with respect to the sale of the fund's shares and/or the use of the fund's shares in various financial services. The manager (or an affiliate) pays all expenses incurred in promoting sales of, and distributing, the Advisor Class and in securing such services out of the Rule 12b-1 fees described in the section that follows.

    Investors may open accounts with American Century only through the distributor. All purchase transactions in the fund offered by this Prospectus are processed by the transfer agent, which is authorized to accept any instructions relating to fund accounts. All purchase orders must be accepted by the distributor. All fees and expenses of FDI in acting as distributor for the fund are paid by the manager.


SERVICE AND DISTRIBUTION FEES


    Rule 12b-1 adopted by the SEC under the Investment Company Act permits investment companies that adopt a written plan to pay certain expenses associated with the distribution of their shares. Pursuant to that rule, the funds' Board of Trustees and the initial shareholder of the funds' Advisor Class shares have approved and entered into a Master Distribution and Shareholder Services Plan (the "Plan") with the distributor. Pursuant to the Plan, the fund pays a shareholder services fee and a distribution fee, each equal to 0.25% (for a total of 0.50%) per annum of the average daily net assets of the shares of the fund's Advisor Class. The shareholder services fee



16   ADDITIONAL INFORMATION YOU SHOULD KNOW     AMERICAN CENTURY INVESTMENTS



is paid for the purpose of paying the costs of securing certain shareholder and administrative services, and the distribution fee is paid for the purpose of paying the costs of providing various distribution services. All or a portion of such fees are paid by the manager, as paying agent for the fund, to the banks, broker-dealers, insurance companies or other financial intermediaries through which such shares are made available.


    The Plan has been adopted and will be administered in accordance with the requirements of Rule 12b-1 under the Investment Company Act. For additional information about the Plan and its terms, see "Multiple Class Structure - Master Distribution and Shareholder Services Plan" in the Statement of Additional Information. Fees paid pursuant to the Plan may be paid for shareholder services and the maintenance of accounts and therefore may constitute "service fees" for purposes of applicable rules of the National Association of Securities Dealers.

FURTHER INFORMATION ABOUT AMERICAN CENTURY

    The Trust is an open-end management investment company. Its business and affairs are managed by its officers under the direction of its Board of Trustees.


    The principal office of the fund is American Century Tower, 4500 Main Street, P.O. Box 419385, Kansas City, Missouri 64141-6385. All inquiries may be made by mail to that address, or by telephone to 1-800-345-3533 (international calls: 816-531-5575).


    The fund is the sole series of the Trust, which issues shares with no par value. Additional series of the Trust may be created in the future. In the event that such other series are created, the assets belonging to each series of shares will be held separately by the custodian and in effect each series will be a separate fund.

    American Century offers two classes of the fund offered by this Prospectus: an Investor Class and an Advisor Class. The shares offered by this Prospectus are Advisor Class shares.

    The Investor Class is primarily made available to retail investors. The other class has different fees, expenses, and/or minimum investment requirements than the Advisor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the Investor Class of shares, call one of our Investor Services Representatives at 1-800-345-2021.

    Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class and (d) each class may have different exchange privileges.

    Each share, irrespective of series or class, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters that must be voted on separately by the series or class of shares affected. Matters affecting only one series or class are voted upon only by that series or class.

    Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of trustees can elect all of the trustees if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Trustees.

    Unless required by the Investment Company Act, it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of trustees or the appointment of auditors. However, pursuant to the Trust's by-laws, the holders of shares representing at least 10% of the votes entitled to be cast may request the Trust to hold a special meeting of shareholders. We will assist in the communication with other shareholders.

    WE RESERVE THE RIGHT TO CHANGE ANY OF OUR POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.


PROSPECTUS                   ADDITIONAL INFORMATION YOU SHOULD KNOW       17


P.O. BOX 419385
KANSAS CITY, MISSOURI
64141-6385

INSTITUTIONAL SERVICES:
1-800-345-3533 OR 816-531-5575

AUTOMATED INFORMATION LINE:
1-800-345-8765

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-345-1833 OR 816-444-3038

FAX: 816-340-4655

www.americancentury.com

                        [american century logo(reg. sm)]
                                    American
                                Century(reg.tm)


9806           [recycled logo]
SH-BKT-12371      Recycled

                                   PROSPECTUS

                        [american century logo(reg. sm)]
                                    American
                                Century(reg.tm)
                                   Brokerage

                                  JUNE 1, 1998


                                    BENHAM
                                 GROUP(reg.tm)

                              Prime Money Market

INVESTOR CLASS


                         AMERICAN CENTURY INVESTMENTS
                                FAMILY OF FUNDS

    American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find the funds that may meet your investment needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.


                        AMERICAN CENTURY INVESTMENTS
-------------------------------------------------------------------------------
        Benham                American Century          Twentieth Century
        Group                      Group                      Group
-------------------------------------------------------------------------------
   MONEY MARKET FUNDS         ASSET ALLOCATION &           GROWTH FUNDS
 GOVERNMENT BOND FUNDS          BALANCED FUNDS          INTERNATIONAL FUNDS
 DIVERSIFIED BOND FUNDS   CONSERVATIVE EQUITY FUNDS
  MUNICIPAL BOND FUNDS         SPECIALTY FUNDS
-------------------------------------------------------------------------------
      Prime Money
         Market



                                  PROSPECTUS


                                 JUNE 1, 1998


                              Prime Money Market

                                INVESTOR CLASS


                       AMERICAN CENTURY INVESTMENT TRUST

    American Century Investment Trust is a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. One of the money market funds from our Benham Group is described in this Prospectus. Its investment objective is listed on page 2 of the Prospectus. The other funds are described in separate prospectuses.


    Through its Investor Class of shares, American Century offers investors a full line of no-load funds, investments that have no sales charges or commissions.


    This Prospectus gives you information about the fund that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated June 1, 1998, and filed with the Securities and Exchange Commission (SEC). It is incorporated into this Prospectus by reference. To obtain a copy without charge, call or write:

                      AMERICAN CENTURY INVESTMENTS
                   4500 Main Street * P.O. Box 419200
            Kansas City, Missouri 64141-6200 * 1-800-345-2021
                   International calls: 816-531-5575
                Telecommunications Device for the Deaf:
              1-800-634-4113 * In Missouri: 816-444-3485
                        www.americancentury.com


    Additional information, including this Prospectus and the Statement of Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



PROSPECTUS                                                                1


                       INVESTMENT OBJECTIVE OF THE FUND

AMERICAN CENTURY-BENHAM
PRIME MONEY MARKET FUND


    The fund's investment objective is to seek the highest level of current income consistent with the preservation of capital.


    The fund buys high-quality, U.S. dollar-denominated money market instruments and other short-term obligations of banks, governments and corporations.

    INVESTMENTS IN THE FUND ARE NOT INSURED NOR ARE THEY GUARANTEED BY THE U.S. GOVERNMENT OR ANY OTHER AGENCY. THERE IS NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A $1.00 SHARE PRICE.


  There is no assurance that the fund will achieve its investment objective.


NO PERSON IS AUTHORIZED BY THE FUND TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUND, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.


2      INVESTMENT OBJECTIVE                   AMERICAN CENTURY INVESTMENTS


                               TABLE OF CONTENTS

Investment Objective of the Fund ..........................................    2
Transaction and Operating Expense Table ...................................    4
Financial Highlights ......................................................    5

INFORMATION REGARDING THE FUND

Investment Policies of the Fund ...........................................    6
    Eligible Investments ..................................................    6
    Portfolio Investment Quality and
       Maturity Criteria ..................................................    6
    Diversification .......................................................    7
    Industry Concentration ................................................    7
Risk Factors and Investment Techniques ....................................    7
    Corporate Obligations .................................................    7
    Bank Obligations ......................................................    7
    Government Obligations ................................................    8
    Variable and Floating-Rate Instruments ................................    8
    Rule 144A Securities ..................................................    8
    U.S. Dollar-Denominated Foreign Securities ............................    9
Other Investment Practices, Their Characteristics
  and Risks ...............................................................    9
    Repurchase Agreements .................................................    9
    When-Issued Securities ................................................    9
    Borrowing .............................................................    9
    Other Techniques ......................................................    9
Performance Advertising ...................................................    9

HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS


How to Purchase and Sell
  American Century Funds ..................................................   11
How to Exchange from one American
  Century Fund to Another .................................................   11
How to Redeem Shares ......................................................   11
Telephone Services ........................................................   11
    Investors Line ........................................................   11


ADDITIONAL INFORMATION YOU SHOULD KNOW

Share Price ...............................................................   12
    When Share Price Is Determined ........................................   12
    How Share Price Is Determined .........................................   12
    Where to Find Yield Information .......................................   13
Distributions .............................................................   13
Taxes .....................................................................   13
    Tax-Deferred Accounts .................................................   13
    Taxable Accounts ......................................................   13
Management ................................................................   14
    Investment Management .................................................   14
    Code of Ethics ........................................................   15
    Transfer and Administrative Services ..................................   15
    Year 2000 Issues ......................................................   16
Distribution of Fund Shares ...............................................   16
Further Information About American Century ................................   16


PROSPECTUS                                        TABLE OF CONTENTS       3


                    TRANSACTION AND OPERATING EXPENSE TABLE

                                                                  Prime Money
                                                                     Market

SHAREHOLDER TRANSACTION EXPENSES:

Maximum Sales Load Imposed on Purchases ..........................    none
Maximum Sales Load Imposed on Reinvested Dividends ...............    none
Deferred Sales Load ..............................................    none
Redemption Fee(1) ................................................    none
Exchange Fee .....................................................    none


ANNUAL FUND OPERATING EXPENSES:
(as a percentage of average net assets)



Management Fees(2) ...............................................   0.60%
12b-1 Fees .......................................................    none
Other Expenses(3) ................................................   0.00%
Total Fund Operating Expenses (net of expense limitation) ........   0.60%


EXAMPLE:

You would pay the following expenses on a                  1 year     $  6
$1,000 investment, assuming a 5% annual return and        3 years       19
redemption at the end of each time period:                5 years       33
                                                         10 years       75

(1) Redemption proceeds sent by wire are subject to a $10 processing fee.


(2) A portion of the management fee may be paid by the manager to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the manager. See "Management-Transfer and Administrative Services," page 15.

(3) Other Expenses, which includes the fees and expenses (including legal counsel fees) of those trustees who are not "interested persons" as defined in the Investment Company Act of 1940 (the Investment Company Act), are expected to be less than 0.01 of 1% of the average net assets for the current fiscal year.


    The purpose of this table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the class of shares of the fund offered by this Prospectus. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by SEC regulations.

    NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


    The shares offered by this Prospectus are Investor Class shares and have no up-front or deferred sales charges, commissions, or 12b-1 fees. The fund offers one other class of shares, primarily to institutional investors, that has a different fee structure than the Investor Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. A difference in fees will result in different performance for the other class. For additional information about the other class, see "Further Information About American Century," page 16.



4    TRANSACTION AND OPERATING EXPENSE TABLE   AMERICAN CENTURY INVESTMENTS



                             FINANCIAL HIGHLIGHTS
                              PRIME MONEY MARKET

  The Financial Highlights for the year ended February 28, 1998, have been audited by Coopers & Lybrand, L.L.P., independent accountants, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The Financial Highlights for the periods ended on or before February 28, 1997, have been audited by other independent accountants. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended
February 28, except as noted.

                                       1998           1997           1996(1)          1995           1994(2)

PER-SHARE DATA

Net Asset Value,
Beginning of Period ...............    $1.00          $1.00          $1.00           $1.00            $1.00
                                     --------       --------       --------        --------         --------
Income from
Investment Operations

  Net Investment Income ...........    0.05           0.05            0.06            0.05            0.01
                                     --------       --------        --------       --------         --------
Distributions

  From Net
  Investment Income ...............   (0.05)         (0.05)          (0.06)          (0.05)          (0.01)
                                     --------       --------        --------        --------        --------
Net Asset Value,
End of Period .....................    $1.00          $1.00           $1.00           $1.00           $1.00
                                     ========       ========        ========        ========        ========
  TOTAL RETURN(3) .................    5.29%          5.04%           5.60%          4.93%            0.96%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets .............    0.50%          0.50%           0.48%           0.04%             -

Ratio of Operating Expenses
to Average Net Assets
(Before Expense Waiver) ...........    0.63%          0.63%           0.62%           0.71%         1.49%(4)

Ratio of Net Investment Income
to Average Net Assets .............    5.17%          4.92%           5.43%           5.28%         3.35%(4)

Ratio of Net Investment Income
to Average Net Assets
(Before Expense Waiver) ...........    5.04%          4.79%           5.29%           4.61%         1.86%(4)

Net Assets, End of Period
(in thousands) .................... $1,417,311     $1,211,990      $1,270,653      $1,509,863        $75,168

(1) Year ended February 29, 1996.

(2) November 17, 1993 (inception) through February 28, 1994.

(3) Total return assumes reinvestment of dividends, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.


PROSPECTUS                                       FINANCIAL HIGHLIGHTS     5


                        INFORMATION REGARDING THE FUND

INVESTMENT POLICIES OF THE FUND

    The fund has adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objective of the fund identified on page 2 of this Prospectus, and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The fund has implemented additional investment policies and practices to guide its activities in the pursuit of its investment objective. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.


    For an explanation of the securities ratings referred to in the following discussion, see an explanation of fixed income securities ratings under "Other Information" in the Statement of Additional Information.


ELIGIBLE INVESTMENTS

    The fund buys high-quality (first-tier), U.S. dollar-denominated money market instruments and other short-term obligations of banks, governments, and corporations. Some of the fund's possible investments are listed in the following table. The obligations referenced in the table and the risks associated with investing in them are described in the section titled "Risk Factors and Investment Techniques," which begins on page 7.

--------------------------------------------------------------------------------
Issuers                                   Types of Obligations
--------------------------------------------------------------------------------
Domestic and foreign financial            Negotiable certificates of
institutions (e.g., banks, broker-        deposit, bankers' acceptances,
dealers, insurance companies,             bank notes, and commercial
leasing and financing                     paper (including floating-rate
corporations)                             agency securities)
--------------------------------------------------------------------------------
Domestic and foreign                      Commercial paper and short-
nonfinancial corporations                 term corporate debt obligations
                                          (including fixed- and
                                          variable-rate notes and
                                          bonds)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Issuers                                   Types of Obligations
--------------------------------------------------------------------------------
U.S. government and its                   U.S. Treasury bills, notes,
agencies and instrumentalities            bonds, and U.S. government
                                          agency obligations (including
                                          floating-rate agency securities)
--------------------------------------------------------------------------------
Foreign governments                       Commercial paper and
and their agencies and                    discount notes
instrumentalities
--------------------------------------------------------------------------------

PORTFOLIO INVESTMENT QUALITY AND MATURITY CRITERIA

    The manager follows regulatory guidelines on quality and maturity for the fund's investments, which are designed to help maintain a stable $1.00 share price. In particular, the fund:

  (1) Buys only U.S. dollar-denominated obligations with remaining maturities of 13 months or less (and variable- and floating-rate obligations with demand features that effectively shorten their maturities to 13 months or less);

  (2) Maintains a dollar-weighted average portfolio maturity of 90 days or less;

  (3) Restricts its investments to high-quality obligations determined by the manager to present minimal credit risks, pursuant to guidelines established by the Board of Trustees.

    To be considered high-quality, an obligation must be one of the following:

  (1)    A U.S. government obligation;

  (2) Rated (or issued by an issuer rated with respect to a class of short-term debt obligations) within the two highest rating categories for short-term debt obligations by at least two nationally recognized statistical rating organizations (rating agencies) (or one if only one has rated the obligation);

  (3) An unrated obligation judged by the manager, pursuant to guidelines established by the Board of Trustees, to be of comparable quality.


    The fund intends to buy only obligations that are designated as first-tier securities as defined by the SEC; that is, securities with the highest rating.



6      INFORMATION REGARDING THE FUND         AMERICAN CENTURY INVESTMENTS


    The acquisition of securities that are unrated or rated by only one rating agency must be approved or ratified by the Board of Trustees.

DIVERSIFICATION

    In order to reduce investment risks, the manager is required by law to diversify the fund's investment portfolio. As a general rule, the manager may not invest more than 5% of the fund's total assets in securities issued by a single institution. In addition, the fund must also limit its investments in securities subject to puts of a single institution.

    This policy does not apply to U.S. government securities, in which the fund may invest without limitation. See the Statement of Additional Information for a more detailed description.

INDUSTRY CONCENTRATION

    Under normal market conditions, 25% or more of the fund's total assets are invested in obligations of issuers in the financial services industry. This industry concentration reflects that of the markets in which the fund invests. More than half of the markets' commercial paper is issued by companies or organizations in the financial services industry.

    For temporary defensive purposes, less than 25% of the fund's total assets may be invested in obligations of issuers in the financial services industry. The manager will not invest more than 25% of the fund's total assets in any other industry.

RISK FACTORS AND INVESTMENT TECHNIQUES

    The fund may be appropriate for investors who seek to (1) earn income at current money market rates while preserving their investments; (2) use the fund as part of a long-term, balanced investment portfolio consisting of money market instruments, bonds, and stocks; or (3) use the fund to place investment monies as part of a dollar-cost averaging investment program.

    Because the fund emphasizes stability, it will not generate as much income as a bond fund. No single fund constitutes a balanced investment plan.

    Corporations and governments address their short-term borrowing and cash-flow management needs in a highly liquid, worldwide financial market called the "money market." The following is a brief description of the types of money market instruments the fund may buy.

CORPORATE OBLIGATIONS

    Commercial paper is issued by large corporations to raise cash. The maximum maturity for commercial paper is 270 days, although most commercial paper is issued with maturities of 60 days or less. Commercial paper is offered at a discount with its full face value paid at maturity.

    Although commercial paper rates generally fluctuate with the value of the London Interbank Offered Rate (LIBOR), Treasury bills, bankers' acceptances, and certificates of deposit, they are also influenced by (1) the issuer's size and credit rating and (2) the commercial paper maturity date.

    Smaller or lower-rated corporations may tap the commercial paper market through asset-backed commercial paper programs. In a typical program, a special purpose corporation (a SPC), created and/or serviced by a bank, uses the proceeds from an issuance of commercial paper to purchase receivables from one or more corporations (sellers). The sellers transfer their interest in the cash flow from the receivables to the SPC, and this cash is used to pay interest and repay principal on the commercial paper. Letters of credit may be available to cover the risk that the cash flow from the receivables will not be sufficient to cover the maturing commercial paper.

    The fund may purchase corporate notes and bonds with remaining maturities of 13 months or less in the secondary market provided that each of these securities has characteristics consistent with regulatory requirements for money market funds.

BANK OBLIGATIONS

    Negotiable certificates of deposit (CDs) evidence a bank's obligation to repay money deposited with it for a specified period of time. The table below identifies the types of CDs the fund may buy.

--------------------------------------------------------------------------------
CD Type                                   Issuer
--------------------------------------------------------------------------------
Domestic                                  Domestic offices of U.S. banks
--------------------------------------------------------------------------------
Yankee                                    U.S. branches of foreign banks
--------------------------------------------------------------------------------
Eurodollar                                Issued in London by U.S.,
                                          Canadian, European, and
                                          Japanese banks
--------------------------------------------------------------------------------
Schedule B                                Canadian subsidiaries of
                                          non-Canadian banks
--------------------------------------------------------------------------------


PROSPECTUS                           INFORMATION REGARDING THE FUND       7


    Bankers' acceptances are used to finance foreign commercial trade. Issued by a bank with an importer's name on them, these instruments allow the importer to back up its own pledge to pay for imported goods with a bank's obligation to cover the transaction if the importer fails to do so.

    Bank notes are senior unsecured promissory notes issued in the United States by domestic commercial banks.

    The bank obligations the fund may buy generally are not insured by the FDIC or any other insurer.

GOVERNMENT OBLIGATIONS

    U.S. Treasury securities differ from one another in their interest rates, maturities, and issuance and interest payment schedules. Treasury bills have initial maturities of one year or less; Treasury notes, two to ten years; and Treasury bonds, more than ten years.

    A number of U.S. government agencies and government-sponsored organizations issue debt securities. These agencies generally are created by Congress to fulfill a specific need, such as providing credit for home buyers or farmers. Among these agencies are the Federal Home Loan Banks, the Federal Farm Credit System, the Student Loan Marketing Association, and the Resolution Funding Corporation.

    Some obligations issued or guaranteed by U.S. government agencies or instrumentalities are supported by the full faith and credit of the U.S. government; others are supported by the right of the issuer to borrow from the Treasury; others are supported by the U.S. government's discretionary authority to purchase certain obligations of the agency or instrumentality, and others are supported only by the credit of the issuing agency or instrumentality.

    Supranational organizations (generally, multilateral lending institutions, or MLIs) are created by governments to promote economic reconstruction and development. An MLI's creditworthiness is based not only on its own financial performance, but on the willingness and ability of member governments to support its lending activities.

    While maintaining strict financial controls to ensure liquidity and strong creditworthiness, MLIs finance their operations in the same manner as any other financial institution, with a combination of short- and long-term debt obligations. Short-term debt is usually issued in the form of short-term discount notes and commercial paper.

VARIABLE AND FLOATING-RATE INSTRUMENTS

    Variable-  and   floating-rate   instruments  are  issued  by  corporations,
financial institutions, and government agencies and instrumentalities.

    Floating-rate instruments have interest rates that change whenever there is a change in a designated base rate, whereas variable-rate instruments provide for specified periodic interest rate adjustments. The interest rate on variable- and floating-rate instruments is ordinarily determined by reference to (or is a percentage of) an objective standard, such as the Federal Funds effective rate, the 90-day U.S. Treasury bill rate, or LIBOR.

    Although the fund typically limits its investments to securities with remaining maturities of 13 months or less, it may invest in variable- and floating-rate instruments that have nominal (or stated) maturities in excess of 13 months, provided that such instruments (1) have demand features consistent with regulatory requirements for money market funds, or (2) are securities issued by the U.S. government or a U.S. government agency that meet certain regulatory requirements for money market funds.

RULE 144A SECURITIES

    The fund may, from time to time, purchase Rule 144A securities when they present attractive investment opportunities that otherwise meet the fund's criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.


    With respect to securities eligible for resale under Rule 144A, the staff of the SEC has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Trustees to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. The staff also acknowledges that, while the Board retains ultimate responsibility, it may delegate this function to the manager.



8    INFORMATION REGARDING THE FUND             AMERICAN CENTURY INVESTMENTS


Accordingly, the Board has established guidelines and procedures for determining the liquidity of Rule 144A securities and has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the manager. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

    Since the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A security that is illiquid. In such an event, the fund's manager will consider appropriate remedies to minimize the effect on such fund's liquidity. No fund may invest more than 10% of its assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares).

U.S. DOLLAR-DENOMINATED FOREIGN SECURITIES

    The fund invests exclusively in U.S. dollar-denominated instruments, some of which may be issued by foreign entities as described in the table on page 6. Consequently, the fund may be subject to risks different than those incurred by a fund that invests only in debt obligations of domestic issuers.


    Currently, the only securities held outside the United States in which the fund expects to invest are EuroCDs, which are held in England. As a result, the fund's exposure to these foreign investment risks is expected to be lower than funds that invest more broadly in securities held outside the United States. Regulatory limits specified in the section titled "Portfolio Investment Quality and Maturity Criteria" on page 6 apply equally to securities of foreign and domestic issuers.


OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS
AND RISKS


    For additional information, see "Investment Restrictions" in the Statement of Additional Information.


REPURCHASE AGREEMENTS

    The fund may enter into repurchase agreements, collateralized by U.S. government securities, with banks or broker-dealers that are deemed to present minimum credit risk. A repurchase agreement involves the purchase of a security and a simultaneous agreement to sell the security back to the seller at a higher price. At the direction of the Board of Trustees, the manager has established procedures to minimize potential losses due to credit risk. Delays or losses could result if the other party to the agreement defaults or becomes bankrupt.

WHEN-ISSUED SECURITIES

    The fund may sometimes purchase new issues of securities on a when-issued basis or forward commitment basis when, in the opinion of the manager, such purchases will further the investment objectives of the fund. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. A separate account for each fund consisting of cash or appropriate liquid assets in an amount at least equal to the when-issued commitments will be established and maintained with the custodian. No income will accrue to the fund prior to delivery.

BORROWING

    The fund may borrow money only for temporary or emergency purposes. Borrowings are not expected to exceed 5% of the fund's total assets.

OTHER TECHNIQUES

    The manager may buy other types of securities or employ other portfolio management techniques on behalf of a fund including reverse repurchase agreements. When SEC guidelines require it to do so, the fund will set aside cash or appropriate liquid assets in a segregated account to cover the fund's obligations.

PERFORMANCE ADVERTISING


    From time to time, the fund may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return, yield and effective yield. Performance data may be quoted separately for the Investor Class and for the other class.



PROSPECTUS                           INFORMATION REGARDING THE FUND      9


    Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.

    A quotation of yield reflects the fund's income over a stated period expressed as a percentage of its share price. Yield is calculated by measuring the income generated by an investment in the fund over a seven-day period (net of fund expenses). This income is then annualized, that is, the amount of income generated by the investment over the seven-day period is assumed to be generated over each similar period each week throughout a full year and is shown as a percentage of the investment. The effective yield is calculated in a similar manner but, when annualized, the income earned by the investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect on the assumed reinvestment.

    Yields are calculated according to accounting methods that are standardized in accordance with SEC rules for all stock and bond funds. Because yield accounting methods differ from the methods used for other accounting purposes, a fund's yield may not equal the income paid on its shares or the income reported in the fund's financial statements.


    The fund also may include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations such as Lipper Analytical Services or IBC's Money Fund Report and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performance including the IBC's Money Fund Average and Bank Rate Monitor National Index of 2
(1)/(2) year CD rates. Fund performance also may be compared, on a relative basis, to other funds in our fund family. This relative comparison, which may be based upon historical fund performance or historical or expected volatility or other fund characteristics, may be presented numerically, graphically or in text. Fund performance also may be combined or blended with other funds in our fund family, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.


    All performance information advertised by the fund is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.


10      INFORMATION REGARDING THE FUND         AMERICAN CENTURY INVESTMENTS


                HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

    The following section explains how to purchase, exchange and redeem the Investor Class shares of the fund offered by this Prospectus through American Century Brokerage Access AccountsSM and Standard Account.


    To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will eliminate duplicate copies of most financial reports and prospectuses to most households and deliver account statements to most households in a single envelope, even if they have more than one account. If you would like additional copies of financial reports and prospectuses or separate mailing of account statements, please call us.


HOW TO PURCHASE AND SELL AMERICAN CENTURY
FUNDS

    The fund offered by this Prospectus is available as an investment option in connection with a program, product or service offered by American Century Brokerage. Since all records of your share ownership are maintained by American Century Brokerage, all orders to purchase, exchange and redeem shares must be made through American Century Brokerage.

    You should contact a Brokerage Associate at 1-888-345-2071 for information about how to select American Century funds.

    If you have questions about a fund, see "Investment Policies of the Fund," page 6, or call one of our Investor Service Representatives at 1-800-345-2021.

    Orders to purchase shares are effective on the day we receive payment. See "When Share Price Is Determined," page 12.

    We may discontinue offering shares generally in the funds (including any class of shares of a fund) or in any particular state without notice to shareholders.

HOW TO EXCHANGE FROM ONE AMERICAN CENTURY
FUND TO ANOTHER

    Your American Century Brokerage account permits you to exchange your investment in the shares of a fund for shares of another fund in our family. Contact American Century Brokerage at 1-888-345-2071 for details on the rules in your plan governing exchanges.

HOW TO REDEEM SHARES

    Subject to any restrictions imposed by American Century Brokerage, you can sell ("redeem") your shares at their net asset value through American Century Brokerage. American Century Brokerage will provide us with redemption instructions. The shares will be redeemed at the net asset value next computed after receipt of the instructions in good order. See "When Share Price Is Determined," page 12. If you have any questions about how to redeem, contact an American Century Brokerage Associate.

TELEPHONE SERVICES

INVESTORS LINE


    To request information about our funds and a current prospectus, or get answers to any questions that you may have about the funds and the services we offer, call one of our Investor Services Representatives at 1-800-345-2021.



PROSPECTUS          HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS       11


                    ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

WHEN SHARE PRICE IS DETERMINED

    The price of your shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of a fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. For all American Century funds, except funds issued by American Century Target Maturities Trust, net asset value is determined as of the close of regular trading on each day that the New York Stock Exchange is open, usually 3 p.m. Central time. The net asset values for Target Maturities funds are determined one hour prior to the close of the Exchange.

    Investments and requests to redeem or exchange shares will receive the share price next determined after receipt by us of the investment, redemption or exchange request. For example, investments and requests to redeem or exchange shares received by us or one of our agents or designees before the time as of which the net asset value of the fund is determined, are effective on, and will receive the price determined, that day. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined as of, the close of the Exchange on the next day the Exchange is open.

    Investments are considered received only when payment is received by us. Wired funds are considered received on the day they are deposited in our bank account if they are deposited before the time as of which the net asset value of the fund is determined.

    Investments by telephone pursuant to your prior authorization to us to draw on your bank account are considered received at the time of your telephone call.

    Investment and transaction instructions received by us on any business day by mail prior to the time as of which the net asset value of the fund is determined, will receive that day's price. Investments and instructions received after that time will receive the price determined on the next business day.


    If you invest in fund shares through an employer-sponsored retirement plan or other financial intermediary, it is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the fund's transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the fund's procedures or any contractual arrangements with the fund or the fund's distributor in order for you to receive that day's price.

    We have contractual relationships with certain financial intermediaries in which such intermediaries represent that they have systems to track the time at which investment orders are received and to segregate orders received at different times. Based on these representations, the fund has authorized such intermediaries and their designees to accept purchase and redemption orders on the fund's behalf up to the applicable cut-off time. The fund will be deemed to have received such orders upon acceptance by the duly authorized intermediary, and such orders will be priced at the fund's net asset value next determined after acceptance on the fund's behalf by such intermediary.


HOW SHARE PRICE IS DETERMINED

    The valuation of assets for determining net asset value may be summarized as follows:

    The portfolio securities of the fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges generally are valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.


12   ADDITIONAL INFORMATION YOU SHOULD KNOW    AMERICAN CENTURY INVESTMENTS


    Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees.

    Pursuant to a determination by the fund's Board of Trustees and Rule 2a-7 under the Investment Company Act of 1940, portfolio securities of the fund are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

WHERE TO FIND YIELD INFORMATION

    The yield of the Investor Class of the fund is published weekly in leading financial publications and daily in many local newspapers. Yield information may also be obtained by calling us or by accessing our Web site at www.americancentury.com.

DISTRIBUTIONS

    At the close of each day, including Saturdays, Sundays and holidays, dividends are declared and credited (i.e., available for redemption) daily and distributed monthly on the last Friday of each month.

    You will begin to participate in the distributions the day after your purchase is effective. See "When Share Price Is Determined" on page 12. If you redeem shares, you will receive the distribution declared for the day of the redemption. If all shares are redeemed (other than by CheckWriting), the distribution on the redeemed shares will be included with your redemption proceeds.

    The fund does not expect to realize any long-term capital gains and, accordingly, does not expect to make any capital gains distributions.


    Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after a purchase by check or ACH may be held up to 15 days. You may elect to have distributions on shares held in certain IRAs and 403(b) plans paid in cash only if you are at least 59 (1)/(2) years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date. Please consult our Investor Services Guide for further information regarding your distribution options.


TAXES

    The fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders, it pays no income tax.

TAX-DEFERRED ACCOUNTS

    If fund shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored retirement or savings plan, income and capital gains distributions paid by the fund will generally not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis.

    Employer-sponsored retirement and savings plans are governed by complex tax rules. If you elect to participate in your employer's plan, consult your plan administrator, your plan's summary plan description, or a professional tax advisor regarding the tax consequences of participation in the plan, contributions to, and withdrawals or distributions from the plan.

TAXABLE ACCOUNTS

    If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income, except as described below. The dividends from net income may qualify for the 70% dividends received deduction for corporations to the extent that the fund held shares receiving the dividend for more than 45 days. Distributions from gains on assets held longer than 12 months but no more than 18 months (28% rate gain) and/or assets held longer than 18 months (20% rate gain) are taxable as long-term gains regardless of the length of time you have held the shares. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain (28% or 20% rate gain) to you with respect to such shares.


PROSPECTUS                   ADDITIONAL INFORMATION YOU SHOULD KNOW       13


    Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) will not have increased. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of the fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains (28% and/or 20% rate gain).

    In January of the year following the distribution, if you own shares in a taxable account, you will receive a Form 1099-DIV notifying you of the status of your distributions for federal income tax purposes.

    Distributions also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

    If you have not complied with certain provisions of the Internal Revenue Code and Regulations, we are required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed. This charge is not refundable.


    In addition to the federal income tax consequences described above relating to an investment in a fund, there may be other federal, state or local tax considerations that depend upon the circumstances of each particular investor. Prospective shareholders are therefore urged to consult their tax advisors with respect to the effect of this investment on their own specific situations.


MANAGEMENT

INVESTMENT MANAGEMENT


    The fund is the sole series of the American Century Investment Trust (the Trust). Under the laws of the Commonwealth of Massachusetts, the Board of Trustees is responsible for managing the business and affairs of the Trust. Acting pursuant to an investment management agreement entered into with the fund, American Century Investment Management, Inc. serves as the investment manager of the fund. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The manager has been providing investment advisory services to investment companies and institutional clients since it was founded in 1958.


    The manager supervises and manages the investment portfolio of the fund and directs the purchase and sale of its investment securities. It utilizes a team of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the fund's portfolio as it deems appropriate in pursuit of the fund's investment objective. Individual portfolio manager members of the team may also adjust portfolio holdings of the fund as necessary between team meetings.


    The portfolio manager members of the team managing the fund described in this Prospectus and their work experience for the last five years are as follows:

    DENISE TABACCO, Portfolio Manager, joined American Century in 1988, becoming a member of its portfolio department in 1991. In 1995 she assumed her current position as a Portfolio Manager.

    JOHN F. WALSH, Portfolio Manager, joined American Century in February 1996 as an Investment Analyst, a position he held until May 1997. At that time he was promoted to Portfolio Manager. Prior to joining American Century, Mr. Walsh served as an Assistant



14   ADDITIONAL INFORMATION YOU SHOULD KNOW    AMERICAN CENTURY INVESTMENTS



Vice President and Analyst at First Interstate Bank, Los Angeles, California, from July 1993 to January 1996. Prior to that he served as an Analyst at The Long-Term Credit Bank of Japan, Los Angeles, California.



    The activities of the manager are subject only to directions of the fund's Board of Trustees. The manager pays all the expenses of the fund except brokerage, taxes, interest, fees and expenses of the non-interested person trustees (including counsel fees) and extraordinary expenses.


    For the services provided to the fund, the manager receives a monthly fee based on a percentage of the average net assets of the fund. The annual rate at which this fee is assessed is determined monthly in a two-step process: First, a fee rate schedule is applied to the assets of all of the funds in a fund's investment category which are managed by the manager (the Investment Category
Fee). The three investment categories are: Money Market Funds, Bond Funds and Equity Funds. Second, a separate fee rate schedule is applied to the assets of all of the funds managed by the manager (the Complex Fee). The Investment Category Fee and the Complex Fee are then added to determine the unified management fee payable by the fund to the manager. Currently, the Investment Category Fee for the fund is an annual rate of 0.30% of the average net assets of the fund. The Complex Fee for the Advisor Class is currently an annual rate of 0.30% of the average net assets of the fund. Further information about the calculation of the annual management fee is contained in the Statement of Additional Information.

    On the first business day of each month, the fund pays a management fee to the manager for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of the fund's net assets during the previous month, and further multiplying that product by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

CODE OF ETHICS

    The fund and the manager have adopted a Code of Ethics that restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the fund's portfolios obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage those funds.

TRANSFER AND ADMINISTRATIVE SERVICES

    American Century Services Corporation, American Century Tower, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend-paying agent for the fund. It provides facilities, equipment and personnel to the fund, and is paid for such services by the manager.

    Although there is no sales charge levied by the fund, transactions in shares of the fund may be executed by brokers or investment advisors who charge a transaction-based fee or other fee for their services. Such charges may vary among broker-dealers and financial advisors, but in all cases will be retained by the broker-dealer or financial advisor and not remitted to the fund or the manager. You should be aware of the fact that these transactions may be made directly with American Century without incurring such fees.

    From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the manager or its affiliates.

    The manager and the transfer agent are both wholly owned by American Century Companies, Inc. (ACC). James E. Stowers Jr., Chairman of the Board of Directors of ACC, controls ACC by virtue of his ownership of a majority of its common stock.


    Pursuant  to  a  Sub-Administration   Agreement  with  the  manager,   Funds
Distributor Inc. (FDI) serves as



PROSPECTUS                   ADDITIONAL INFORMATION YOU SHOULD KNOW     15



the co-administrator for the fund. FDI is responsible for (i) providing certain officers of the fund and (ii) reviewing and filing marketing and sales literature on behalf of the fund. The fees and expenses of FDI are paid by the manager.

YEAR 2000 ISSUES

    Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. The fund and the manager depend upon the computer systems of various service providers, including the transfer agent, for their day-to-day operations. Inadequate remediation of the Year 2000 problem by these service providers and others with whom they interact could have an adverse effect on the fund's operations, including pricing, securities trading and settlement, and the provision of shareholder services.

    The transfer agent, in cooperation with the manager, has assembled a team of information technology professionals who are taking steps to address Year 2000 issues with respect to its own computers and to obtain satisfactory assurances that comparable steps are being taken by the fund's and the manager's other major service providers and vendors. The key phases of the remediation plan include: an inventory of all internal systems, vendor products and services and data providers (substantially completed in 1997); an assessment of all systems for date reliance and the impact of the century rollover on each (substantially completed with respect to critical systems in early 1998); and the renovation and testing of affected systems (targeted for completion with respect to critical systems by the end of 1998). The manager will pay for the remediation effort with revenues from its management fee, so that the fund will not directly bear any of the cost.

    In light of these remediation efforts, the fund does not anticipate a material adverse impact on its business, operations or financial condition relating to Year 2000 issues. However, there can be no assurance that the remediation plan will be sufficient and timely or that interaction with other noncomplying computer systems will not have a material adverse effect on the fund's business, operations or financial condition.

    In addition, companies in which the fund invests may have Year 2000 computer problems. The value of their securities could go down if they do not fix their problems in time or if fixing them is very expensive. Before making an investment decision about a company, the manager asks it about its Year 2000 readiness. However, the manager cannot be sure that the information it receives is complete and accurate, and there is no guarantee that portfolio companies' Year 2000 problems will not hurt the fund's performance.


DISTRIBUTION OF FUND SHARES


    The fund's shares are distributed by FDI, a registered broker-dealer. FDI is a wholly-owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109. The Investor Class of shares does not pay any commissions or sales loads to the distributor or to any other broker-dealers or financial intermediaries in connection with the distribution of fund shares.

    Investors may open accounts with American Century only through the distributor. All purchase transactions in the fund offered by this Prospectus are processed by the transfer agent, which is authorized to accept any instructions relating to fund accounts. All purchase orders must be accepted by the distributor. All fees and expenses of FDI in acting as distributor for the fund are paid by the manager.


FURTHER INFORMATION ABOUT AMERICAN CENTURY

    The Trust is an open-end management investment company. Its business and affairs are managed by its officers under the direction of its Board of Trustees.

    The principal office of the fund is American Century Tower, 4500 Main Street, P.O. Box 419200, Kansas City, Missouri 64141-6200. All inquiries may be made by mail to that address, or by telephone to 1-800-345-2021 (international calls: 816-531-5575).

    The fund is the sole series of the Trust, which issues shares with no par value. Additional series of the Trust may be created in the future. In the event that such other series are created, the assets belonging to each series of shares will be held separately by the custodian and in effect each series will be a separate fund.


    American Century offers two classes of the fund offered by this Prospectus: an Investor Class and an Advisor Class. The shares offered by this Prospectus



16    ADDITIONAL INFORMATION YOU SHOULD KNOW   AMERICAN CENTURY INVESTMENTS



are Investor Class shares and have no up-front charges, commissions, or 12b-1 fees.



    The other class of shares is primarily offered to institutional investors or through institutional distribution channels, such as employer-sponsored retirement plans or through banks, broker-dealers, insurance companies or other financial intermediaries. The other class has different fees, expenses, and/or minimum investment requirements than the Investor Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other class of shares not offered by this Prospectus, call us at 1-800-345-3533 or contact a sales representative or financial intermediary who offers this class of shares.

    Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class and (d) each class may have different exchange privileges.

    Each share, irrespective of series or class, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters that must be voted on separately by the series or class of shares affected. Matters affecting only one series or class are voted upon only by that series or class.


    Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of trustees can elect all of the trustees if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Trustees.

    Unless required by the Investment Company Act, it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of trustees or the appointment of auditors. However, pursuant to the Trust's by-laws, the holders of shares representing at least 10% of the votes entitled to be cast may request the Trust to hold a special meeting of shareholders. We will assist in the communication with other shareholders.


    WE RESERVE THE RIGHT TO CHANGE ANY OF OUR POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.



PROSPECTUS                   ADDITIONAL INFORMATION YOU SHOULD KNOW       17


TO CONTACT AMERICAN CENTURY BROKERAGE, INC.:

P.O. BOX 419146
KANSAS CITY, MISSOURI
64141-6146

BROKERAGE ASSOCIATE:
1-888-345-2071

TELESELECT AUTOMATED INFORMATION AND TRADING LINE:
1-888-345-2091

www.americancentury.com



TO CONTACT THE FUND:


P.O. BOX 419200
KANSAS CITY, MISSOURI
64141-6200

INVESTOR SERVICES:
1-800-345-2021 OR 816-531-5575

AUTOMATED INFORMATION LINE:
1-800-345-8765

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 OR 816-444-3485


FAX: 816-340-7962


www.americancentury.com

                        [american century logo(reg. sm)]
                                    American
                                Century(reg.tm)
                                   Brokerage
9806           [recycled logo]
BK-BKT-12450      Recycled

                       STATEMENT OF ADDITIONAL INFORMATION


                        [american century logo(reg. sm)]
                                    American
                                Century(reg.tm)

                                  JUNE 1, 1998


                                     BENHAM
                                  GROUP(reg.tm)

                               Prime Money Market


                       STATEMENT OF ADDITIONAL INFORMATION


                                  JUNE 1, 1998


                        AMERICAN CENTURY INVESTMENT TRUST

This Statement is not a prospectus but should be read in conjunction with the fund's current Prospectus, dated June 1, 1998. The fund's annual report for the fiscal year ended February 28, 1998, is incorporated herein by reference. Please retain this document for future reference. To obtain the Prospectus, call American Century Investments toll-free at 1-800-345-2021 (international calls:
816-531-5575), or write P.O. Box 419200, Kansas City, Missouri 64141-6200.

                               TABLE OF CONTENTS


Investment Policies and Techniques ........................................    2
Investment Restrictions ...................................................    6
Portfolio Transactions ....................................................    7
Valuation of Portfolio Securities .........................................    7
Performance Advertising ...................................................    8
Taxes .....................................................................    9
About the Trust ...........................................................    9
Custodians ................................................................   10
Independent Accountants ...................................................   10
Multiple Class Structure ..................................................   10
Trustees and Officers .....................................................   12
Management ................................................................   14
Distribution of Fund Shares ...............................................   16
Additional Purchase and Redemption Information ............................   17
Other Information .........................................................   17
Financial Statements ......................................................   19



STATEMENT OF ADDITIONAL INFORMATION                                          1


INVESTMENT POLICIES AND TECHNIQUES

    The following paragraphs provide a more detailed description of the securities and investment practices identified in the Prospectus. Unless otherwise noted, the policies described in this Statement of Additional Information are not fundamental and may be changed by the Board of Trustees.

COMMERCIAL PAPER

    Commercial paper (CP) is issued by utility, financial, and industrial companies and supranational organizations. Nationally recognized statistical rating organizations (rating agencies) assign ratings to CP issuers indicating the agencies' assessment of credit risk. Investment grade CP ratings assigned by four rating agencies are provided in the following table.

                      Moody's       Standard                         Fitch
                     Investors      & Poor's         Duff &        Investors
                   Service, Inc.   Corporation    Phelps, Inc.   Service, Inc.
--------------------------------------------------------------------------------
Highest Ratings       Prime-1       A-1/A-1+        D-1/D-1+       F-1/F-1+
                      Prime-2          A-2             D-2            F-2
                      Prime-3          A-3             D-3            F-3
--------------------------------------------------------------------------------

    If an obligation has been assigned different ratings by multiple rating agencies, at least two rating agencies must have assigned their highest rating as indicated above in order for the manager to determine that the obligation is eligible for purchase by the fund or, if unrated, the obligation must be determined to be of comparable quality by the manager.

    Some examples of CP and CP issuers are provided in the following paragraphs.

    Domestic CP is issued by U.S. industrial and finance companies, utility companies, thrifts, and bank holding companies. Foreign CP is issued by non-U.S. industrial and finance companies and financial institutions. Domestic and foreign corporate issuers occasionally have the underlying support of a well-known, highly rated commercial bank or insurance company. Bank support is provided in the form of a letter of credit (a LOC) or irrevocable revolving credit commitment (an IRC). Insurance support is provided in the form of a surety bond.


    Bank holding company CP is issued by the holding companies of many well-known domestic banks, including Citicorp, J.P. Morgan & Company Incorporated, and First Union National Bank. Bank holding company CP may be issued by the parent of a money center or regional bank.


    Thrift CP is issued by major federal or state-chartered savings and loan associations and savings banks.

    Schedule B Bank CP is short-term, U.S. dollar-denominated CP issued by Canadian subsidiaries of non-Canadian banks (Schedule B banks). Whether issued as commercial paper, a certificate of deposit, or a promissory note, each instrument issued by a Schedule B bank ranks equally with any other deposit obligation. Paper issued by Schedule B banks provides an investor with the comfort and reduced risk of a direct and unconditional parental guarantee. Schedule B instruments generally offer higher rates than the short-term instruments of the parent bank or holding company.

REPURCHASE AGREEMENTS

    In a repurchase agreement (a repo), the fund buys a security at one price and simultaneously agrees to sell it back to the seller at an agreed upon price on a specified date (usually within seven days from the date of purchase) or on demand. The repurchase price exceeds the purchase price by an amount that reflects an agreed-upon rate of return and that is unrelated to the interest rate on the underlying security. Delays or losses could result if the other party to the agreement defaults or becomes bankrupt.


    American Century Investment Management, Inc. (the manager) attempts to minimize the risks associated with repurchase agreements by adhering to written guidelines that govern repurchase agreements. These guidelines strictly govern
(i) the type of securities that may be acquired and held under repurchase agreements; (ii) collateral requirements for sellers under repurchase agreements; (iii) the amount of the fund's net assets that may be committed to repurchase agreements that mature in more than seven days; and (iv) the manner in which the fund must take delivery of securities subject to repurchase agreements. Moreover, the Board of Trustees reviews and approves, on a quarterly basis, the creditworthiness of brokers, dealers and banks with whom the fund may enter into repurchase agreements. The fund may enter into a repurchase agreement only with an entity that appears on a list



2                                                  AMERICAN CENTURY INVESTMENTS



of those that have been approved by the Board as  sufficiently creditworthy.


    The fund has received permission from the Securities and Exchange Commission
(SEC) to participate in joint repurchase agreements collateralized by U.S. government securities with other mutual funds advised by the manager or its affiliates. Joint repos are expected to increase the income the fund can earn from repo transactions without increasing the risks associated with these transactions.


    Under the Investment Company Act of 1940 (the Investment Company Act), repurchase agreements are considered to be loans.


REVERSE REPURCHASE AGREEMENTS

    In a reverse repurchase agreement, the fund transfers possession of (or sells) securities to another party, such as a bank or broker-dealer, for cash and agrees to later repay cash plus interest for the return (or repurchase) of the same securities. To collateralize the transaction, the value of the securities transferred is slightly greater than the amount of cash the fund receives in exchange for the securities.


    If the purchaser reneged on the agreement and failed to return the securities, the fund might suffer a loss. The fund's loss could be even greater if the market value of the securities transferred increased in the meantime. To protect against these risks, the fund will enter into reverse repurchase agreements  only  with  parties  whose  creditworthiness  is  determined  to  be
satisfactory  by  the  manager.   While  a  reverse   repurchase   agreement  is
outstanding, the fund will segregate appropriate securities to cover its obligation under the agreement.


TAXABLE MUNICIPAL OBLIGATIONS

    Taxable municipal obligations are state and local obligations whose interest payments are subject to federal income tax because of the degree of non-government involvement in the transaction or because federal tax code limitations on the issuance of tax-exempt bonds that benefit private entities have been exceeded. Some typical examples of taxable municipal obligations include industrial revenue bonds and economic development bonds issued by state or local governments to aid private enterprise. The interest on a taxable municipal bond is often exempt from state taxation in the issuing state. The fund may purchase taxable municipal obligations although it does not currently intend to do so.

TIME DEPOSITS

    Time deposits are non-negotiable bank deposits maintained for up to seven days at a stated interest rate. These instruments may be withdrawn on demand, although early withdrawals may be subject to penalties.

WHEN-ISSUED SECURITIES, FORWARD COMMITMENT AGREEMENTS AND ROLL TRANSACTIONS

    The fund may engage in securities transactions on a when-issued or forward commitment basis, in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 1 to 7 days later).

    When purchasing securities on a when-issued or forward commitment basis, the fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Although the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.


    In purchasing securities on a when-issued or forward commitment basis, the fund will segregate until the settlement date appropriate securities consistent with SEC regulations. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.


    The fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, the fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as "dollar-rolls", "cash and carry" or financing transactions. For example, a


STATEMENT OF ADDITIONAL INFORMATION                                        3


broker-dealer may seek to purchase a particular security that the fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

    There is a risk that the party with whom the fund enters into a forward commitment agreement will not uphold its commitment, which could cause the fund to miss a favorable price or yield opportunity or to suffer a loss.

INTEREST RATE RESETS ON VARIABLE- AND  FLOATING-RATE INSTRUMENTS


    The interest rate on variable- and floating-rate instruments is ordinarily determined by reference to (or is a percentage of) an objective standard. There are two types of indices that provide the basis for interest rate adjustments--those based on market rates and those based on a calculated measure such as a cost-of-funds index. Commonly used indices include the three-month Treasury bill rate, the Federal Funds effective rate (the Fed Funds rate), or the one-month or three-month London Interbank Offered Rate (LIBOR), each of which is highly correlated with changes in market interest rates.


    Three-month Treasury bill rates are calculated by the Federal Reserve Bank of New York based on weekly auction averages.

    LIBOR is the rate at which banks in London offer Eurodollars in trades between banks. LIBOR has become a key rate in the U.S. domestic money market because it is perceived to reflect the true global cost of money.

    The Fed Funds rate is the overnight rate at which banks lend funds to each other, usually as unsecured loans from regional banks to money center banks. The Fed Funds rate is the average dollar-weighted rate of overnight funds. It is reported with a one-day lag (Monday's rate is reported Tuesday morning) and may be found in reports issued by various financial information services.


    The manager may invest in instruments whose interest rate adjustments are based on new indices as these indices become available.


    Variable-rate   demand  instruments   include  master  demand  notes.  These
obligations permit the fund to invest amounts that may change daily without penalty under direct arrangements between the fund and the issuer.

    The issuer normally has a corresponding right, after a given period and on a specified number of days notice, to prepay the outstanding principal amount of the obligation plus accrued interest. Although there is no secondary market for master demand notes, these instruments are repayable by the borrower at par plus accrued interest on seven days' notice.

    Variable- and floating-rate demand instruments frequently are not rated. The fund may invest in these unrated instruments if the manager determines, at the time of investment, that they are of a quality comparable to other obligations the fund buys.

LOAN PARTICIPATIONS

    Although the fund does not currently intend to do so, it may buy loan participations, which represent interests in the cash flow generated by commercial loans. Each loan participation requires three parties: a participant (or investor), a lending bank, and a borrower. The investor purchases a share in a loan originated by a lending bank, and this participation entitles the investor to a percentage of the principal and interest payments made by the borrower.

    Loan participations are attractive because they typically offer higher yields than other money market instruments. However, along with these higher yields come certain risks, not least of which is the risk that the borrower will be unable to repay the loan. Generally, since the lending bank does not guarantee payment, the investor is directly exposed to risk of default by the borrower. Secondly, the investor is not a direct creditor of the borrower. The participation represents an interest in assets owned by the lending bank. If the lending bank becomes insolvent, the investor could be considered an unsecured creditor of the bank instead of the holder of a participating interest in a loan. Because of these risks, the manager must carefully consider the creditworthiness of both the borrower and the lender.

    Another concern is liquidity. Because there is no established secondary market for loan participations, the fund's ability to sell them for cash is limited. Some participation agreements place limitations on the


4                                                AMERICAN CENTURY INVESTMENTS


investor's right to resell the loan participation, even when a buyer can be found. To alleviate these liquidity concerns, the fund generally limits its investments in loan participations to those with terms of 7 days or less, although it may invest in loan participations with terms of up to 30 days.

SECURITIES LENDING

    The fund may lend its portfolio securities to earn additional income. If a borrower defaulted on a securities loan, the fund could experience delays in recovering securities it loaned; or if the value of the loaned securities increased over the value of the collateral, the fund could suffer a loss.

    To minimize the risk of default on securities loans, the manager adheres to guidelines prescribed by the Board of Trustees governing lending of securities. These guidelines strictly govern (i) the type and amount of collateral that must be received by the fund; (ii) the circumstances under which additions to that collateral must be made by borrowers; (iii) the return received by the fund on the loaned securities; (iv) the limitations on the percentage of fund assets on loan; and (v) the credit standards applied in evaluating potential borrowers of portfolio securities. In addition, the guidelines require that the fund have the option to terminate any loan of a portfolio security at any time and set requirements for recovery of securities from borrowers.

ILLIQUID SECURITIES

    Illiquid securities are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Pursuant to guidelines established by the Board of Trustees, the manager determines the liquidity of the fund's investments, and through reports from the manager, the Board of Trustees monitors trading activity in illiquid securities.

    In determining the liquidity of the fund's investments, the manager may consider various factors including (i) the frequency of trades and quotations,
(ii) the number of dealers and prospective purchasers in the marketplace, (iii) dealer undertakings to make a market, (iv) the nature of the security (including any demand or tender features), and (v) the marketplace for trades.

    In the absence of market quotations, illiquid securities are valued for purposes of monitoring amortized cost valuation at fair market value as determined in good faith by a committee appointed by the Board of Trustees.

RESTRICTED SECURITIES

    Restricted securities generally can be sold (i) in privately negotiated transactions, (ii) pursuant to an exemption from registration under the Securities Act of 1933, or (iii) in a registered public offering. Where registration is required, the fund may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time it decides to seek registration and the time it is permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

    Rule 144A under the Securities Act permits a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. Investing in Rule 144A securities could increase the level of fund illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.


    The fund also may invest in CP issued in reliance on the "private placement" exemption from registration under Section 4(2) of the Securities Act of 1933 (Section 4(2) paper). Section 4(2) paper is restricted as to disposition under the federal securities laws and generally is sold to institutional investors such as the fund who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the fund through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. The manager may consider Section 4(2) paper that meets certain conditions to be liquid, pursuant to procedures approved by the Board of Trustees. Section 4(2) paper that is not determined to be liquid pursuant to these procedures will be included within the 10% limitation on



STATEMENT OF ADDITIONAL INFORMATION                                           5


illiquid   securities.   The  manager  monitors  the  liquidity  of  the  fund's
investments in Section 4(2) paper on a continuing basis.

INVESTMENT RESTRICTIONS

    The fund's investment restrictions are set forth below. These investment restrictions are fundamental and may not be changed without approval of "a majority of the outstanding votes of shareholders" of the fund, as determined in accordance with the Investment Company Act.

    AS A FUNDAMENTAL POLICY, THE FUND SHALL NOT:

  1) issue senior securities, except as permitted under the Investment Company Act of 1940.

  2)     borrow money, except that the fund may
         borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 (1)/(3)% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings).

  3) lend any security or make any other loan if, as a result, more than 33 (1)/(3)% of the fund's total assets would be lent to other parties, except, (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities.

  4) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This policy shall not prevent the fund from investment in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

  5) concentrate its investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities), except that the fund will invest more than 25% of its total assets in the financial services industry.

  6) act as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

  7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this limitation shall not prohibit the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

  8)     invest for purposes of exercising control over management.

    In addition, the fund is subject to the following additional investment restrictions which are not fundamental and may be changed by the Board of Trustees.

    AS AN OPERATING POLICY, THE FUND:

  a) shall not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund.

  b) shall not purchase or sell futures contracts or call options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.

  c) shall not purchase any security or enter into a repurchase agreement if, as a result, more than 10% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

  d) shall not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

  e) shall not purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.


6                                                AMERICAN CENTURY INVESTMENTS


    For purposes of the investment restriction (5), relating to concentration, the fund shall not purchase any securities which would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such instruments, (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents,
(iii) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry, and (iv) personal credit and business credit businesses will be considered separate industries.

    Unless otherwise indicated, percentage limitations included in the restrictions apply at the time the fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in the fund's new assets will not be considered in determining whether it has complied with its investment restrictions.

PORTFOLIO TRANSACTIONS

    The fund's assets are invested by the manager in a manner consistent with the fund's investment objective, policies, and restrictions and with any instructions the Board of Trustees may issue from time to time. Within this framework, the manager is responsible for making all determinations as to the purchase and sale of portfolio securities and for taking all steps necessary to implement securities transactions on behalf of the fund.

    In placing orders for the purchase and sale of portfolio securities, the manager will use its best efforts to obtain the best possible price and execution and will otherwise place orders with broker-dealers subject to and in accordance with any instructions the Board of Trustees may issue from time to time. The manager will select broker-dealers to execute portfolio transactions on behalf of the fund solely on the basis of best price and execution.

    Securities in which the fund invests generally are traded in the over-the-counter market through broker-dealers. A broker-dealer is a securities firm or bank that makes a market for securities by offering to buy at one price and sell at a slightly higher price.

    The difference between the prices is known as a spread. The manager transacts in round lots ($1 million to $10 million or more) on behalf of the fund whenever possible. Since commissions are not charged for money market transactions, the fund's transaction costs consist solely of custodian charges and dealer mark-ups. The fund may hold its portfolio securities to maturity or may sell or swap them for other securities, depending upon the level and slope of, and anticipated changes in, the yield curve.


    The fund acquired, during the fiscal year ended February 28, 1998, securities issued by its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) and/or their parent corporations. As of February 28, 1998, the fund held securities issued by the following brokers or dealers in the following aggregate amounts: Merrill Lynch, $44,436,373, Morgan Stanley Dean
Witter, $50,332,075, Goldman Sachs Group, $36,604,707, Bear Stearns Co., $9,889,283 and Credit Suisse First Boston, $39,623,977.


VALUATION OF PORTFOLIO SECURITIES


    The fund's net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange) usually at 3 p.m. Central time each day the Exchange is open for business. The Exchange has designated the following holiday closings for 1998: New Year's Day (observed), Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day (observed). Although the fund expects the same holiday schedule to be observed in the future, the Exchange may modify its holiday schedule at any time.


    Securities held by the fund are valued at amortized cost. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium paid at the time of purchase. Although this method provides certainty in valuation, it generally disregards the effect of


STATEMENT OF ADDITIONAL INFORMATION                                        7


fluctuating interest rates on an instrument's market value. Consequently, the instrument's amortized cost value may be higher or lower than its market value, and this discrepancy may be reflected in the fund's yield. During periods of declining interest rates, for example, the daily yield on fund shares computed as described above may be higher than that of a fund with identical investments priced at market value. The converse would apply in a period of rising interest rates.

    The fund operates pursuant to Investment Company Act Rule 2a-7, which permits valuation of portfolio securities on the basis of amortized cost. As required by the Rule, the Board of Trustees has adopted procedures designed to stabilize, to the extent reasonably possible, the fund's price per share as computed for the purposes of sales and redemptions at $1.00. While the day-to-day operation of the fund has been delegated to the manager, the quality requirements established by the procedures limit investments to certain instruments that the Board of Trustees has determined present minimal credit risks and that have been rated in one of the two highest rating categories as determined by a rating agency or, in the case of unrated securities, of comparable quality. The procedures require review of the fund's portfolio holdings at such intervals as are reasonable in light of current market conditions to determine whether the fund's net asset value calculated by using available market quotations deviates from the per-share value based on amortized cost. The procedures also prescribe the action to be taken if such deviations should occur.


PERFORMANCE ADVERTISING


    The fund's yield and total return may be quoted in advertising and sales literature. Yield and total return will vary. Past performance should not be considered an indication of future results.

    Yield quotations are based on the change in the value of a hypothetical investment (excluding realized gains and losses from the sale of securities and unrealized appreciation and depreciation of securities) over a seven-day period (base period) and stated as a percentage of the investment at the start of the base period (base-period return). The base-period return is then annualized by multiplying it by 365/7 with the resulting yield figure carried to at least the nearest hundredth of one percent.

    Calculations of effective yield begin with the same base-period return used to calculate yield, but the return is then annualized to reflect weekly compounding according to the following formula:

             Effective Yield = [(Base-Period Return + 1)365/7] - 1

    For the seven-day period ended February 28, 1998, the fund's yield and effective yield are indicated in the following table.


                                                                       7-Day
                                                7-Day                Effective
                                                Yield                  Yield
--------------------------------------------------------------------------------
Prime Money Market                              5.17%                  5.30%
--------------------------------------------------------------------------------


    Total returns quoted in advertising and sales literature reflect all aspects of the fund's return, including the effect of reinvesting dividends and capital gain distributions (if any) and any change in the fund's NAV during the period.

    Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the fund during a stated period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100% over 10 years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

    Average annual total returns for periods of less than one year are calculated by determining the fund's total return for the period, extending that return for a full year (assuming that performance remains constant throughout the year), and quoting the result as an annual return. Because the fund's return may not remain constant over the course of a year, these performance figures should be viewed as strictly hypothetical.


8                                                 AMERICAN CENTURY INVESTMENTS


    In addition to average annual total returns, the fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period.


    The fund's performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indices of market performance. This may include comparisons with funds that, unlike American Century funds, are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to, U.S. Treasury bill, note, and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System); the federal funds and discount rates (source: Federal Reserve Bank of New York); yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities (source: Bloomberg Financial Markets); yield curves for AAA-rated tax-free municipal securities (source:
Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.); total returns on foreign bonds (source: J.P. Morgan Securities Inc.); various U.S. and foreign government reports; the junk bond market (source: Data Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources: London a.m./p.m. fixing and New York Comex Spot Price); rankings of any mutual fund or mutual fund category tracked by Lipper Analytical Services, Inc. or Morningstar, Inc.; mutual fund rankings published in major nationally distributed periodicals; data provided by the Investment Company Institute; Ibbotson Associates, Stocks, Bonds, Bills, and Inflation; major indices of stock market performance; and indices and historical data supplied by major securities brokerage or investment advisory firms. The fund also may utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance.

    The fund's shares are sold without a sales charge (or load). No-load funds offer an advantage to investors when compared to load funds with comparable investment objectives and strategies.


    The manager may obtain fund ratings from one or more rating agencies and may publish these ratings in advertisements and sales literature.

TAXES

FEDERAL INCOME TAX

    The fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, (the Code). To qualify as a regulated investment company and avoid being subject to federal and state income taxes at the fund level, the fund must distribute within each calendar year as well as each fiscal year substantially all of its net investment income and net realized capital gains (if any) to shareholders. In addition to federal income taxes, shareholders may be subject to state and local taxes on their distributions from the fund.

    The information above is only a summary of some of the tax considerations generally affecting the fund and its shareholders. No attempt has been made to discuss individual tax consequences.

    An investor considering an investment in the fund should consult with his or her tax advisors to determine whether the fund is a suitable investment.

ABOUT THE TRUST

    American Century Investment Trust (the Trust) is a registered open-end management investment company that was organized as a Massachusetts business trust on June 16, 1993. The Trust was formerly known as Benham Investment Trust. Currently American Century-Benham Prime Money Market Fund (formerly known as Benham Prime Money Market Fund) is the only series of the Trust, although the Trustees are authorized to create additional series at their discretion.

    The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest without par value, which may be issued in series (or funds). Shares issued are fully paid and nonassessable and have no preemptive, conversion, or similar rights.


STATEMENT OF ADDITIONAL INFORMATION                                         9


    If additional series were created by the Board of Trustees, each series would vote separately on matters affecting that series exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the Trust's (i.e., all series') outstanding shares may be able to elect a Board of Trustees. The Trust instituted dollar-based voting, meaning that the number of votes you are entitled to is based upon the dollar amount of your investment. The election of Trustees is determined by the votes received from all Trust shareholders without regard to whether a majority of shares of any one series voted in favor of a particular nominee or all nominees as a group.

    Each shareholder has rights to dividends and distributions declared by the fund and to the net assets of the fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

    Shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses of any shareholder held personally liable for obligations of the Trust. The Declaration of Trust provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity, bonding, and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees, and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss as a result of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust is unable to meet its obligations.


CUSTODIANS


    Chase Manhattan Bank, 4 Chase Metrotech Center, Brooklyn, New York 11245 and Commerce Bank N.A., 1000 Walnut, Kansas City, Missouri 64106 serve as custodians of the fund's assets. Services provided by the custodian banks include (i) settling portfolio purchases and sales, (ii) reporting failed trades, (iii) identifying and collecting portfolio income, and (iv) providing safekeeping of securities. The custodians take no part in determining the fund's investment policies or in determining which securities are sold or purchased by the fund.

INDEPENDENT ACCOUNTANTS


    Coopers & Lybrand L.L.P., City Center Square, 1100 Main Street, Suite 900, Kansas City, Missouri 64105-2140, serves as the Trust's independent accountants and provides services including the audit of the annual financial statements.


MULTIPLE CLASS STRUCTURE


    The fund's Board of Trustees has adopted a multiple class plan (the Multiple Class Plan) pursuant to Rule 18f-3 adopted by the SEC. Pursuant to such plan, the fund may issue up to two classes of shares: an Investor Class and an Advisor Class.

    The Investor Class is made available to investors directly without any load or commission, for a single unified management fee. The Advisor Class is made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the manager as Investor Class shareholders. As a result, the manager is able to charge this class a lower unified management fee. In addition to the unified management fee, however, the Advisor Class shares are subject to a Master Distribution and Shareholder Services Plan (described on page 11). Both plans have been adopted by the fund's Board of Trustees and initial shareholder in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

RULE 12B-1

    Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the investment company's Board of Trustees and approved by its shareholders. Pursuant to such rule, the Board of Trustees and initial shareholder of the fund's Advisor Class have approved and entered into a Master Distribution and Shareholder Services Plan, with respect to the Advisor Class (the Plan). The Plan is described below.

    In adopting the Plan, the Board of Trustees



10                                               AMERICAN CENTURY INVESTMENTS



(including a majority of Trustees who are not "interested persons" of the fund [as defined in the Investment Company Act], hereafter referred to as the "independent Trustees") determined that there was a reasonable likelihood that the Plans would benefit the fund and the shareholders of the affected class. Pursuant to Rule 12b-1, information with respect to revenues and expenses under the Plan is presented to the Board of Trustees quarterly for its consideration in connection with its deliberations as to the continuance of the Plan. Continuance of the Plan must be approved by the Board of Trustees (including a majority of the independent Trustees) annually. The Plan may be amended by a vote of the Board of Trustees (including a majority of the independent Trustees) , except that the Plan may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Plan terminates automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent Trustees or by vote of a majority of the outstanding voting securities of the affected class.

    All fees paid under the Plan will be made in accordance with Section 26 of the Rules of Fair Practice of the National Association of Securities Dealers.

MASTER DISTRIBUTION AND SHAREHOLDER SERVICES PLAN

    As described in the Prospectuses, the fund's Advisor Class of shares is also made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries, such as banks, broker-dealers and insurance companies. The distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries with respect to the sale of the fund's shares and/or the use of the fund's shares in various investment products or in connection with various financial services.

    Certain recordkeeping and administrative services that are provided by the fund's transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for shareholders in the Advisor Class. In addition to such services, the financial intermediaries provide various distribution services.

    To enable the fund's shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the fund's manager has reduced its unified management fee by 0.25% per annum with respect to the Advisor Class shares and the fund's Board of Trustees has adopted a Master Distribution and Shareholder Services Plan (the Distribution Plan). Pursuant to such Plan, the Advisor Class shares pay a fee of 0.50% annually of the aggregate average daily assets of the fund's Advisor Class shares, 0.25% of which is paid for Shareholder Services (as described below) and 0.25% of which is paid for distribution services.

    The manager and the fund's distributor, Funds Distributor, Inc. (the distributor) enter into contracts with each financial intermediary for the provision of certain shareholder services and utilizes the shareholder services fees received under the Plan to pay for such services. Payments may be made for a variety of shareholder services, including, but are not limited to, (a) receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that utilize the fund as underlying investment media) of shares and placing purchase, exchange and redemption orders with the distributor; (b) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (c) processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses; (d) providing and maintaining elective services such as check writing and wire transfer services; (e) acting as shareholder of record and nominee for beneficial owners; (f) maintaining account records for shareholders and/or other beneficial owners; (g) issuing confirmations of transactions; (h) providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting; (i) preparing and forwarding shareholder communications from the fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders and/or other beneficial owners;
(j) providing other similar administrative and sub-transfer agency



STATEMENT OF ADDITIONAL INFORMATION                                          11



services; and (k) paying "service fees" for the provision of personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD (collectively referred to as "shareholder services"). Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the fund.

    Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to, (a) the payment of sales commissions, ongoing commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to selling agreements; (b) compensation to registered representatives or other employees of distributor who engage in or support distribution of the fund's Advisor Class shares; (c) compensation to, and expenses (including overhead and telephone expenses) of, distributor; (d) the printing of prospectuses, statements of additional information and reports for other than existing shareholders; (e) the preparation, printing and distribution of sales literature and advertising materials provided to the fund's shareholders and prospective shareholders; (f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports; (g) the providing of facilities to answer questions from prospective investors about fund shares; (h) complying with federal and state securities laws pertaining to the sale of fund shares; (i) assisting investors in completing application forms and selecting dividend and other account options; (j) the providing of other reasonable assistance in connection with the distribution of fund shares; (k) the organizing and conducting of sales seminars and payments in the form of transactional compensation or promotional incentives; (l) profit on the foregoing; (m) the payment of "service fees" for the provision of personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD and (n) such other distribution and services activities as the manager determines may be paid for by the fund pursuant to the terms of this Agreement and in accordance with Rule 12b-1 of the Investment Company Act.


TRUSTEES AND OFFICERS


    The Trust's activities are overseen by a Board of Trustees, including six independent trustees. The individuals listed below whose names are marked by an asterisk (*) are "interested persons" of the Trust (as defined in the Investment Company Act) by virtue of, among other considerations, their affiliation with either the Trust; the Trust's manager; the Trust's agent for transfer and administrative services, American Century Services Corporation (ACS); the Trust's distribution agent, Funds Distributor, Inc. (FDI); their parent corporation, American Century Companies, Inc. (ACC) or ACC's subsidiaries; or other funds advised by the manager. Each trustee listed below serves as a trustee or director of other funds advised by the manager. Unless otherwise noted, dates in parentheses indicate the dates the trustee or officer began his or her service in a particular capacity. The trustees' and officers' address with the exception of Messrs. Lyons, Looby, Zindel and Stowers III, and Ms. Roepke and Ms. Wade, is 1665 Charleston Road, Mountain View, California 94043. The address of Messrs. Lyons, Looby, Zindel and Stowers III, and Ms. Roepke and Ms. Wade, is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111.

TRUSTEES

    ALBERT A. EISENSTAT (67), independent Trustee (1995). Mr. Eisenstat is currently the general partner of Discovery Ventures (1996), a venture capital firm. He also is an independent Director of each of Commercial Metals Co. (1982) , Sungard Data Systems (1991) and Business Objects S/A (1994). Previously, he served as Vice President of Corporate Development and Corporate Secretary of Apple Computer and served on its Board of Directors (1985 to 1993).

    RONALD J. GILSON (51), independent Trustee (1995). Mr. Gilson is the Charles
J. Meyers Professor of Law and Business at Stanford Law School (1979) and the Mark and Eva Stern Professor of Law and Business at Columbia University School of Law (1992). He is counsel to Marron, Reid & Sheehy (a San Francisco law firm,
1984).

    *WILLIAM M. LYONS (42), Trustee (1998). Mr. Lyons is President, Chief Operating Officer and General Counsel of ACC; Executive Vice President and



12                                              AMERICAN CENTURY INVESTMENTS



General Counsel of ACS and ACIS; Assistant Secretary of ACC; and Secretary of ACS and ACIS.

    MYRON S. SCHOLES (56), independent Trustee (1993). Mr. Scholes was awarded the 1997 Nobel Memorial Prize in Economic Sciences for his role in the development of the Black-Scholes option pricing model. Mr. Scholes is a principal of Long-Term Capital Management (1993). He is also the Frank E. Buck Professor of Finance at the Stanford Graduate School of Business (1983) and a Director of Dimensional Fund Advisors (1982) and the Smith Breeden Family of Funds (1992). From August 1991 to June 1993, Mr. Scholes was a Managing Director of Salomon Brothers Inc. (securities brokerage).

    KENNETH E. SCOTT (69), independent Trustee (1993). Mr. Scott is the Ralph M. Parsons Professor of Law and Business at Stanford Law School (1972) and a Director of RCM Capital Funds, Inc. (1994).

    ISAAC STEIN (51), independent Trustee (1993). Mr. Stein is former Chairman of the Board (1990 to 1992) and Chief Executive Officer (1991 to 1992) of Esprit de Corp. (clothing manufacturer). He is a member of the Board of Raychem Corporation (electrical equipment, 1993), President of Waverley Associates, Inc. (private investment firm, 1983), and a Director of ALZA Corporation (pharmaceuticals, 1987). He is also a Trustee of Stanford University (1994) and Chairman of Stanford Health Services (hospital, 1994).

    *JAMES E. STOWERS III (39), Trustee (1995). Mr. Stowers III is Chief Executive Officer and Director of ACC; President, Chief Executive Officer and Director of ACS and ACIS.

    JEANNE D. WOHLERS (53), independent Trustee (1993). Ms. Wohlers is a private investor and an independent Director and Partner of Windy Hill Productions, LP. Previously, she served as Vice President and Chief Financial Officer of Sybase, Inc. (software company, 1988 to 1992).


OFFICERS


    *RICHARD W. INGRAM (42), President (1998); Executive Vice President and Director of Client Services and Treasury Administration of FDI. Mr. Ingram joined FDI in 1995. Prior to joining FDI, Mr. Ingram served as Vice President and Division Manager of First Data Investor Services Group, Inc. (from March 1994 to November 1995), and before that as Vice President, Assistant Treasurer and Tax Director - Mutual Funds of The Boston Company, Inc. (from 1989 to 1994).

    *DOUGLAS A. PAUL (51), Secretary (1993), Vice President (1993), and General Counsel (1993); Secretary and Vice President of the funds advised by the Manager.

    *MARYANNE ROEPKE (42), CPA, Chief Financial Officer and Treasurer (1995); Senior Vice President and Assistant Treasurer of ACS.

    *CHRISTOPHER J. KELLEY (33), Vice President (1998); Vice President and Associate General Counsel of FDI. Mr. Kelley joined FDI in 1996. Prior to joining FDI, Mr. Kelley served as Assistant Counsel at Forum Financial Group (from April 1994 to July 1996), and before that as a compliance officer for Putnam Investments (from 1992 to 1994).

    *MARY A. NELSON (34), Vice President (1998); Vice President and Manager of Treasury Services and Administration of FDI. Ms. Nelson joined FDI in 1995. Prior to joining FDI, Ms. Nelson served as Assistant Vice President and Client Manager for The Boston Company, Inc. (from 1989 to 1994).

    *PATRICK A. LOOBY (39), Vice President and Assistant Secretary (1998); Vice President of ACS.

    *JON ZINDEL (30), Tax Officer (1997); Director of Taxation (1996); Vice President of ACS (1998); Tax Manager, Price Waterhouse LLP (1989).

    *C. JEAN WADE (34), Controller (1996).

    The table on the next page summarizes the compensation that the trustees received for the fund's fiscal year ended February 28, 1998, as well as the compensation received for serving as a director or trustee of all other funds advised by the manager.

    As of May 31, 1998, the fund's trustees and officers, as a group, owned less than 1% of the fund's total shares outstanding.



STATEMENT OF ADDITIONAL INFORMATION                                          13



TRUSTEE COMPENSATION FOR THE FISCAL YEAR ENDED FEBRUARY 28, 1998

                                                     Total Compensation
                                Aggregate                 From the
   Name of                    Compensation            American Century
   Trustee*                  From The Fund            Family of Funds**
----------------------------------------------------------------------------
Albert A. Eisenstat              $1,357                    $60,000
Ronald J. Gilson                 $9,095                    $68,000
Myron S. Scholes                 $1,242                    $58,750
Kenneth E. Scott                 $8,916                    $66,000
Ezra Solomon***                  $X,XXX                    $XX,XXX
Isaac Stein                      $8,569                    $62,500
Jeanne D. Wohlers                $1,562                    $62,500
----------------------------------------------------------------------------

*   Interested Trustees receive no compensation for their services as such.

** Includes compensation paid by the 15 investment company members of the American Century family of funds.

*** Retired December, 1996.

    The trust has adopted the American Century Mutual Funds Deferred Compensation Plan for Non-Interested Directors or Trustees. Under the Plan, the non-interested person trustees may defer receipt of all or part of the fees to be paid to them for serving as trustees of the corporation.

    Under the Plan, all deferred fees are credited to an account established in the name of the trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American Century funds that are selected by the director. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Trustees are allowed to change their designation of mutual funds from time to time.

    No deferred fees are payable until such time as a trustee resigns, retires or otherwise ceases to be a member of the Board of Trustees. Trustees may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a trustee, all remaining deferred fee account balances are paid to the trustee's beneficiary or, if none, to the trustee's estate.

    The Plan is an unfunded plan and, accordingly, American Century has no obligation to segregate assets to secure or fund the deferred fees. The rights of the trustees to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the corporation. The Plan may be terminated at any time by the administrative committee of the Plan. If terminated, all deferred fee account balances will be paid in a lump sum.

    No deferred fees were paid to any trustee under the Plan during the fiscal year ended February 28, 1998.

    Those trustees who are "interested persons," as defined in the Investment Company Act, receive no fee as such for serving as a trustee. The salaries of such individuals, who also are officers of the fund, are paid by the manager.


MANAGEMENT

    The fund has an investment management agreement with the manager dated August 1, 1997. This agreement was approved by the shareholders of the fund on July 30, 1997.


    For the services provided to the fund, the manager receives a monthly fee based on a percentage of the average net assets of the fund. The annual rate at which this fee is assessed is determined monthly in a two-step process: First, a fee rate schedule is applied to the assets of all of the money market funds managed by the manager (the Investment Category Fee). The three investment categories are: Money Market Funds, Bond Funds and Equity Funds. Second, a separate fee rate schedule is applied to the assets of all of the funds managed by the manager (the Complex Fee). The Investment Category Fee and the Complex Fee are then added to determine the unified management fee payable by the fund to the manager.


    The schedule by which the Investment Category Fee is determined is as follows:

Category Assets                                                    Fee Rate
--------------------------------------------------------------------------------
First $1 billion                                                   0.3700%
Next $1 billion                                                    0.3270%
Next $3 billion                                                    0.2860%
Next $5 billion                                                    0.2690%
Next $15 billion                                                   0.2580%
Next $25 billion                                                   0.2575%
Thereafter                                                         0.2570%
--------------------------------------------------------------------------------



14                                               AMERICAN CENTURY INVESTMENTS



    The Complex Fee Schedule is as follows:

Complex Assets                                                     Fee Rate
--------------------------------------------------------------------------------
First $2.5 billion                                                 0.3100%
Next $7.5 billion                                                  0.3000%
Next $15.0 billion                                                 0.2985%
Next $25.0 billion                                                 0.2970%
Next $50.0 billion                                                 0.2960%
Next $100.0 billion                                                0.2950%
Next $100.0 billion                                                0.2940%
Next $200.0 billion                                                0.2930%
Next $250.0 billion                                                0.2920%
Next $500.0 billion                                                0.2910%
Thereafter                                                         0.2900%
--------------------------------------------------------------------------------


    The Advisor Class Complex Fee Schedule is as  follows:

Complex Assets                                                     Fee Rate
--------------------------------------------------------------------------------
First $2.5 billion                                                 0.0600%
Next $7.5 billion                                                  0.0500%
Next $15.0 billion                                                 0.0485%
Next $25.0 billion                                                 0.0470%
Next $50.0 billion                                                 0.0460%
Next $100.0 billion                                                0.0450%
Next $100.0 billion                                                0.0440%
Next $200.0 billion                                                0.0430%
Next $250.0 billion                                                0.0420%
Next $500.0 billion                                                0.0410%
Thereafter                                                         0.0400%
--------------------------------------------------------------------------------


    On the first business day of each month, the fund pays a management fee to the manager for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of the fund's net assets during the previous month by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

    The management agreement shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by (i) the fund's Board of Trustees, or by the vote of a majority of outstanding votes (as defined in the Investment Company Act) and (ii) by the vote of a majority of the Trustees of the fund who are not parties to the agreement or interested persons of the manager, cast in person at a meeting called for the purpose of voting on such approval.

    The management agreement provides that it may be terminated at any time without payment of any penalty by the fund's Board of Trustees, or by a vote of a majority of the fund's shareholders, on 60 days' written notice to the manager, and that it shall be automatically terminated if it is assigned.

    The management agreement provides that the manager shall not be liable to the fund or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

    The management agreement also provides that the manager and its officers, trustees and employees may engage in other business, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

    Certain investments may be appropriate for the fund and also for other clients advised by the manager. Investment decisions for the fund and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment, and the size of their investment generally. A particular security may be bought or sold for only one client or series, or in different amounts and at different times for more than one but less than all clients or series. In addition, purchases or sales of the same security may be made for two or more clients or series on the same date. Such transactions will be allocated among clients in a manner believed by the manager to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the fund.

    The manager may aggregate purchase and sale orders of the fund with purchase and sale orders of its other clients when the manager believes that such aggregation provides the best execution for the fund. The fund's Board of Trustees has approved the policy of the manager with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the fund participates at the average share price for all transactions in that security on a given day and share transaction costs on a pro


STATEMENT OF ADDITIONAL INFORMATION                                          15


rata basis. The manager will not aggregate portfolio transactions of the fund unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the fund and the terms of the management agreement. The manager receives no additional compensation or remuneration as a result of such aggregation.

    In addition to managing the fund, the manager also acts as an investment advisor to 12 institutional accounts and to the following registered investment companies: American Century Mutual Funds, Inc., American Century World Mutual Funds, Inc., American Century Premium Reserves, Inc., American Century Variable Portfolios, Inc. and American Century Capital Portfolios, Inc., American Century Strategic Asset Allocations, Inc., American Century Municipal Trust, American Century Government Income Trust, American Century Target Maturities Trust, American Century California Tax-Free and Municipal Funds, American Century Quantitative Equity Funds and American Century International Bond Funds.


    Prior to August 1, 1997, Benham Management Corporation, a wholly-owned subsidiary of ACC, served as the investment advisor to the fund. In late 1997, Benham Management Corporation was merged into the manager.


    The investment advisory fees paid by the fund to the manager (and its affiliate Benham Management Corporation) for the fiscal years ended February 28, 1998, February 28, 1997, and February 29, 1996, are indicated on the following table.


                            INVESTMENT ADVISORY FEES

Fiscal                      Investment
Year Ended                  Advisory Fees Paid               Reimbursed
--------------------------------------------------------------------------------
1998(1)                     $1,551,500(2)                    $785,248
1997                        $2,265,360(3)                    $1,584,981
1996                        $2,316,045(3)                    $1,839,833
--------------------------------------------------------------------------------

(1)  From March 1, 1997 through July 31, 1997.
(2)  Gross of reimbursements.
(3)  Net of reimbursements.

                            UNIFIED MANAGEMENT FEES*

Fiscal                      Unified Management               Amount
Year Ended                  Fees Paid                        Waived
--------------------------------------------------------------------------------
1998(1)                     $4,730,735(2)                    $805,481
--------------------------------------------------------------------------------

(1)  From August 1, 1997 through February 28, 1998.
(2)  Gross of reimbursements.


TRANSFER AND ADMINISTRATIVE SERVICES

    American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend paying agent for the fund. It provides physical facilities, including computer hardware and software and personnel, for the day-to-day administration of the fund and of the manager. The manager pays American Century Services Corporation for such services.

    Prior to August 1, 1997, the fund paid American Century Services Corporation directly for its services as transfer agent and administrative services agent.


    Transfer agent and administrative agent fees paid by the fund for the fiscal years ended February 28, 1998, February 28, 1997, and February 29, 1996, are indicated in the following table.

Fiscal                      Transfer                         Administrative
Year Ended                  Agent Fees                       Agent Fees
--------------------------------------------------------------------------------
1998                        $765,989                         $476,721
1997                        $1,844,608                       $1,188,257
1996                        $1,975,550                       $1,319,915
--------------------------------------------------------------------------------


    Due to the expense limitation agreements made under its prior investment advisory agreement with Benham Management Corporation, the fund paid no transfer agent or administrative fees for the fiscal year ended February 28, 1995, or for the period from November 17, 1993 (commencement of operations), through February 28, 1994.

DISTRIBUTION OF FUND SHARES


    The fund's shares are distributed by Funds Distributor, Inc. The manager pays all expenses for promoting and distributing the fund's shares. The fund does not pay any commissions or other fees to the distributor or to any other broker-dealers or financial intermediaries in connection with the distribution of fund shares.



16                                                AMERICAN CENTURY INVESTMENTS


ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

    The fund's shares are continuously offered at net asset value. Share certificates are issued (without charge) only when requested in writing. Certificates are not issued for fractional shares. Dividend and voting rights are not affected by the issuance of certificates.


    As of March 31, 1998, to the fund's knowledge, no shareholder was the record holder or beneficial owner of 5% or more of the fund's total shares outstanding.


    American Century may reject or limit the amount of an investment to prevent any one shareholder or affiliated group from controlling the Trust or its series; to avoid jeopardizing a series' tax status; or whenever, in management's opinion, such rejection or limitation is in the Trust's or a series' best interest.

    ACS charges neither fees nor commissions on the purchase and sale of fund shares. However, ACS may charge fees for special services requested by a shareholder or necessitated by acts or omissions of a shareholder. For example, ACS may charge a fee for processing dishonored investment checks or stop-payment requests. See the Investor Services Guide for more information.

    When it is in the best interest of the fund and its shareholders (for example, to deter abusive market timing transactions), the fund may honor redemption requests in kind, normally by delivering portfolio securities in lieu of cash. Securities delivered as redemptions in kind will be valued by the same method used to value securities in determining the fund's NAV. Shareholders who receive securities may realize a capital gain or loss for tax purposes, incur costs in handling or disposing of the securities, or encounter other inconveniences.

OTHER INFORMATION

    For further information, please refer to the registration statement and exhibits on file with the SEC in Washington, DC. These documents are available upon payment of a reproduction fee. Statements in the Prospectus and in this Statement of Additional Information concerning the contents of contracts or other documents, copies of which are filed as exhibits to the registration statement, are qualified by reference to such contracts or documents.

SECURITIES RATINGS

    Securities rating descriptions provided under this heading are excerpted from publications of Moody's Investors Service, Inc. and Standard & Poor's Corporation.

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S  BOND RATINGS:

    Aaa: Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa: Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they constitute what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make long-term risks appear somewhat larger than in Aaa securities.

    A: Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

    Baa: Bonds that are rated "Baa" are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

    Ba: Bonds that are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.


STATEMENT OF ADDITIONAL INFORMATION                                        17


    B: Bonds that are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be limited.

    Caa: Bonds that are rated "Caa" are of poor standing. Such issues may be in default, or there may be elements of danger present with respect to principal or interest.

    Ca: Bonds that are rated "Ca" represent obligations that are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

    C: Bonds that are rated "C" are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    Note: Moody's may apply the numerical modifier "1" for municipally backed bonds and modifiers "1," "2," and "3" for corporate-backed municipal bonds. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking, and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S RATINGS OF NOTES AND VARIABLE-RATE DEMAND OBLIGATIONS:

    Moody's  ratings  for  state  and  municipal   short-term   obligations  are
designated Moody's Investment Grade or MIG. Such ratings recognize the differences between short-term credit and long-term risk. Short-term ratings on issues with demand features (variable-rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than on fixed maturity dates and payments relying on external liquidity.

    MIG 1/VMIG 1: This designation denotes best quality. There is strong protection present through established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

    MIG 2/VMIG 2: This denotes high quality. Margins of protection are ample, although not as large as in the preceding group.

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S  COMMERCIAL PAPER RATINGS:

    Moody's commercial paper ratings are opinions of the ability of issuers to punctually repay those promissory obligations that have an original maturity not exceeding nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. The following designations, all judged to be investment grade, indicate the relative repayment ability of rated issuers of securities in which the funds may invest.

    PRIME 1: Issuers rated "Prime 1" (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations.

    PRIME 2: Issuers rated "Prime 2" (or supporting institutions) have a strong ability for repayment of senior short-term promissory obligations.

DESCRIPTION OF STANDARD & POOR'S CORPORATION'S RATINGS FOR BONDS:

INVESTMENT GRADE

    AAA: Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

    AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in a small degree.

    A: Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

    BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

SPECULATIVE

    BB, B, CCC, CC: Debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and


18                                               AMERICAN CENTURY INVESTMENTS


repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

    BB: Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

    B: Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

    CCC: Debt rated "CCC" has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

    CC: The rating "CC" typically is applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" debt rating.

    C: The "C" rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

    CI: The "CI" rating is reserved for income bonds on which no interest is being paid.

    D: Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

    PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF STANDARD & POOR'S CORPORATION'S RATINGS FOR INVESTMENT GRADE NOTES AND SHORT-TERM DEMAND OBLIGATIONS:

    SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

    SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest.

DESCRIPTION OF STANDARD & POOR'S CORPORATION'S RATINGS FOR DEMAND OBLIGATIONS AND COMMERCIAL PAPER:

    A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The two rating categories for securities in which the funds may invest are as follows:

    A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation.

    A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."


FINANCIAL STATEMENTS

    The financial statements of the funds, including the Statements of Assets and Liabilities and the Statements of Operations for the fiscal year ended February 28, 1998, and the Statements of Changes in Net Assets for the fiscal years ended February 28, 1997, and 1998, are included in the Annual Report to shareholders for the fiscal year ended February 28, 1998. The report on the financial highlights for the fiscal years 1994, 1995, 1996 and 1997 are included in the Annual Report to shareholders for the fiscal year ended February 28, 1997. Each such Annual Report is incorporated herein by reference. You may receive copies of the reports without charge upon request to American Century at the address and phone number shown on the cover of this Statement of Additional Information.



STATEMENT OF ADDITIONAL INFORMATION                                         19


P.O. BOX 419200
KANSAS CITY, MISSOURI
64141-6200

INVESTOR SERVICES:
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE:
1-800-345-8765

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

FAX: 816-340-7962


www.americancentury.com


                        [american century logo(reg. sm)]
                                    American
                                Century(reg.tm)

9806           [recycled logo]
SH-BKT-12446      Recycled

AMERICAN CENTURY INVESTMENT TRUST


1933 Act Post-Effective Amendment No. 5
1940 Act Amendment No. 6
--------------------------------------------------------------------------------

PART C   OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)      FINANCIAL STATEMENTS.

     (i) Financial Statements filed in Part A of Registration Statement:

          1.   Financial Highlights

          2. Financial Highlights for the fiscal years ended February 28, 1997, February 29, 1996, February 28, 1995 and February 28, 1994 are covered by the Independent Accountants Report dated February 24, 1997 which is incorporated by reference to the Registrant's Annual Report dated February 28, 1997.

     (ii) Financial Statements filed in Part B of the Registration Statement (each of the following financial statements is contained in the Registrant's Annual Reports dated February 28, 1998, which are incorporated by reference in Part B of this Registration Statement):

          1.   Statement of Assets and Liabilities at February 28, 1998.

          2.   Statement of Operations for the year ended February 28, 1998.

          3. Statement of Changes in Net Assets for the years ended February 28, 1998 and 1997.

          4.   Notes to Financial Statements as of February 28, 1998.

          5.   Schedule of Investments as of February 28, 1998.

          6.   Independent Accountants' Report dated April 7, 1998.


(b)      EXHIBITS.

          (1) (a)Amended and Restated Declaration of Trust, dated June 16, 1993 and amended May 31, 1995, is incorporated herein by reference to
               Exhibit 1 of Post-Effective Amendment No. 3 filed on April 24, 1996 (Accession # 0000908406-96-000004).

               (b)Amendment to the Declaration of Trust dated October 21, 1996 is included herein.

               (c) Amendment to Declaration of Trust dated May 1, 1998 is included herein.

          (2) Amended and Restated Bylaws dated March 9, 1998 are included herein.

          (3)  Not applicable.

          (4) Specimen copy of American Century - Benham Prime Money Market Fund's share certificate is incorporated herein by reference to
               Exhibit 4 of the Trust's Registration Statement filed on June 28, 1993.

          (5) (a) Investor Class Investment Management Agreement between American Century Investment Trust and American Century Investment Management, Inc., dated August 1, 1997 is incorporated by reference to Exhibit 5 of Post-Effective Amendment #33 to the Registration Statement of American Century Government Income Trust, filed July 31, 1997 (Accession #773674-97-000014).

               (b) Advisor Class Investment Management Agreement between American Century Investment Trust and American Century Investment Management, Inc., dated August 1, 1997 and amended as of June 1, 1998 is included herein.

          (6) Distribution Agreement between American Century Investment Trust and Funds Distributor, Inc. dated January 15, 1998 in incorporated herein by reference to Exhibit 6 of Post-Effective Amendment No. 28 on Form N1-A of American Century Target Maturities Trust (File No. 2-94608).

          (7)  Not applicable.

          (8) Custodian Agreement between American Century and The Chase Manhattan Bank, dated August 9, 1996, is incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 31 of American Century Government Income Trust filed on February 7, 1997 (Accession #773674-97-000002).

          (9) Transfer Agency Agreement between American Century Investment Trust and American Century Services Corporation, dated August 1, 1997, is incorporated herein by reference to Exhibit 9 of Post-Effective Amendment #33 to the Registration Statement for American Century Government Income Trust, filed on July 31, 1997 (Accession #773674-97-000014).

          (10) Opinion and Consent of Counsel as to the legality of the securities being registered dated April 23, 1998, is incorporated herein by reference to Rule 24f-2 Notice filed on April 23, 1998 (Accession #908406-98-000003).

          (11) (a) Consent of Coopers & Lybrand L.L.P. (filed herewith as EX-99.B11a).

               (b) Consent of KPMG Peat Marwick LLP, independent auditors (filed herewith as EX-99.B11b).

          (12) (a) Annual Report of the Registrant dated February 28, 1998 (filed electronically on April 24, 1998, File No. 33-65170).

               (b) Annual Report of the Registrant dated February 28, 1997 (filed electronically on April 23, 1997, File No. 33-65170).

          (13) Letter of Understanding relating to initial capital, dated October 4, 1993 is incorporated herein by reference to Exhibit 13 of Pre-Effective Amendment No. 1 filed on October 6, 1993.

          (14) (a)American Century Individual Retirement Account Plan, including all instructions and other relevant documents, dated February 1992, is incorporated herein by reference to Exhibit 14(a) of the Trust's Registration Statement filed on June 28, 1993.

               (b)American Century Pension/Profit Sharing Plan, including all instructions and other relevant documents, dated February 1992, is incorporated herein by reference to Exhibit 14(b) of the Trust's Registration Statement filed on June 28, 1993.

          (15) Not applicable.

          (16) Schedule for Computation of each performance quotation provided in response to Item 22 is included herein.

          (17) Power of Attorney dated January 15, 1998 is included herein.


Item 25. Persons Controlled by or Under Common Control with Registrant.

Not applicable.


Item 26. Number of Holders of Securities.

As of April 30,  1998,  American  Century - Benham  Prime Money Market Fund (the
sole  operating  series  of  American  Century   Investment  Trust)  had  54,875
shareholders of record.


Item 27. Indemnification.

As stated in Article VII, Section 3 of the Declaration of Trust, incorporated herein by reference to Exhibit 1 to the Registration Statement, "The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase insurance for and to provide by resolution or in the Bylaws for indemnification out of Trust assets for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit, or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust. The provisions, including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution adopted by the Board of Trustees."

Registrant hereby  incorporates by reference,  as though set forth fully herein,
Article VI of the  Registrant's  Bylaws,  amended on May 17, 1995,  appearing as
Exhibit 2 of Post-Effective Amendment No. 3 filed on April 24, 1996 (Accession # 908406-96-000004).

The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.


Item 28. Business and Other Connections of Investment Advisor.

American Century Investment Management, Inc., the investment manager to each of the Registrant's Funds, is engaged in the business of managing investments for deferred compensation plans and other institutional investors.


Item 29. Principal Underwriters.

(a) Funds Distributor, Inc. (the "Distributor") acts as principal underwriter for the following investment companies.

               American Century California Tax-Free and Municipal Funds American Century Capital Portfolios, Inc.
               American Century Government Income Trust
               American Century International Bond Funds
               American Century Investment Trust
               American Century Municipal Trust
               American Century Mutual Funds, Inc.
               American Century Premium Reserves, Inc.
               American Century Quantitative Equity Funds
               American Century Strategic Asset Allocations, Inc.
               American Century Target Maturities Trust
               American Century Variable Portfolios, Inc.
               American Century World Mutual Funds, Inc.
               BJB Investment Funds
               The Brinson Funds
               Dresdner RCM Capital Funds, Inc.
               Dresdner RCM Equity Funds, Inc.
               Harris Insight Funds Trust
               HT Insight Funds, Inc. d/b/a Harris Insight Funds
               J.P. Morgan Institutional Funds
               J.P. Morgan Funds
               The JPM Series Trust
               The JPM Series Trust II
               LaSalle Partners Funds, Inc.
               Monetta Fund, Inc.
               Monetta Trust
               The Montgomery Funds
               The Montgomery Funds II
               The Munder Framlington Funds Trust
               The Munder Funds Trust
               The Munder Funds, Inc.
               Orbitex Group of Funds
               St. Clair Funds, Inc.
               The Skyline Funds
               Waterhouse Investors Family of Funds, Inc.
               WEBS Index Fund, Inc.

     The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. The Distributor is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. The Distributor is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

(b) The following is a list of the executive officers, directors and partners of the Distributor:

Name and Principal Business          Positions and Offices with          Positions and Offices with
Address*                             Underwriter                         Registrant

Marie E. Connolly                    Director, President and Chief       none
                                     Executive Officer

Richard W. Ingram                    Executive Vice President            President, Principal Executive
                                                                         and Principal Financial Officer

Donald R. Roberson                   Executive Vice President            none

William S. Nichols                   Executive Vice President            none

Michael S. Petrucelli                Senior Vice President               none

Joseph F. Tower, III                 Director, Senior Vice President,    none
                                     Treasurer and Chief Financial
                                     Officer

Paula R. David                       Senior Vice President               none

Allen B. Closser                     Senior Vice President               none

Bernard A. Whalen                    Senior Vice President               none

William J. Nutt                      Director                            none
--------------------
* All addresses are 60 State Street, Suite 1300, Boston, Massachusetts 02109

(c) Not applicable.


Item 30. Location of Accounts and Records.

American Century Investment Management, Inc., the Registrant, and its agent for transfer and administrative services, American Century Services Corporation, maintains their principal office at 4500 Main St., Kansas City, MO 64111. American Century Services Corporation maintains physical possession of each account, book, or other document, and shareholder records as required by ss.31(a) of the 1940 Act and rules thereunder.


Item 31. Management Services.

Not applicable.


Item 32. Undertakings.

a.   Not Applicable.

b.   Not Applicable.

c. Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of Registrant's latest annual report to shareholders, upon request and without charge.

d. Registrant hereby undertakes that it will, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, call a meeting of shareholders for the purpose of voting upon the question of the removal of a director and to assist in communication with other shareholders as required by Section 16(c).

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 6/Amendment No. 7 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Mountain View, and State of California, on the 29th day of May, 1998. I hereby certify that this Amendment meets the requirements for immediate effectiveness pursuant to Rule 485(b).

                            AMERICAN CENTURY INVESTMENT TRUST

                            By: /s/ Patrick A. Looby
                                Patrick A. Looby
                                Vice President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 6/Amendment No. 7 has been signed below by the following persons in the capacities and on the dates indicated.

                                                                      Date
*Richard W. Ingram                   President, Principal        May 12, 1998
---------------------------------    Executive and Principal
Richard W. Ingram                    Financial Officer

*Maryanne Roepke                     Vice President, Treasurer   May 12, 1998
---------------------------------    and Principal Accounting
Maryanne Roepke                      Officer

*Albert A. Eisenstat                 Director                    May 12, 1998
---------------------------------
Albert A. Eisenstat

*Ronald J. Gilson                    Director                    May 12, 1998
---------------------------------
Ronald J. Gilson

*William M. Lyons                    Director                    May 12, 1998
---------------------------------
William M. Lyons

*Myron S. Scholes                    Director                    May 12, 1998
---------------------------------
Myron S. Scholes

*Kenneth E. Scott                    Director                    May 12, 1998
---------------------------------
Kenneth E. Scott

*Isaac Stein                         Director                    May 12, 1998
---------------------------------
Isaac Stein

*James E. Stowers III                Director                    May 12, 1998
---------------------------------
James E. Stowers III

*Jeanne D. Wohlers                   Director                    May 12, 1998
---------------------------------
Jeanne D. Wohlers

*By /s/ Patrick A. Looby
     Patrick A. Looby
     Attorney-in-Fact